FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06243
                                   ---------

                           FRANKLIN STRATEGIC SERIES
                           -------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  4/30
                          ----

Date of reporting period:  7/31/08
                           -------



Item 1. Schedule of Investments.


Franklin Strategic Series

QUARTERLY STATEMENTS OF INVESTMENTS
JULY 31, 2008

CONTENTS

Franklin Biotechnology Discovery Fund .....................................    3
Franklin Flex Cap Growth Fund .............................................    6
Franklin Focused Core Equity Fund .........................................   10
Franklin Global Communications Fund .......................................   12
Franklin Global Health Care Fund ..........................................   15
Franklin Growth Opportunities Fund ........................................   18
Franklin Natural Resources Fund ...........................................   21
Franklin Small Cap Growth Fund ............................................   25
Franklin Small-Mid Cap Growth Fund ........................................   28
Franklin Strategic Income Fund ............................................   31
Franklin Technology Fund ..................................................   50
Notes to Statements of Investments ........................................   53

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2008 (UNAUDITED)

                                                                                 SHARES/
        FRANKLIN BIOTECHNOLOGY DISCOVERY FUND                     COUNTRY       WARRANTS          VALUE
        -------------------------------------                 --------------   ----------     ------------
        COMMON STOCKS AND WARRANTS 93.4%
        BIOTECHNOLOGY 72.7%
    (a) Advanced Life Sciences Holdings Inc. ..............   United States       318,500     $    429,975
    (a) AEterna Zentaris Inc. .............................       Canada          401,100          465,276
    (a) Alkermes Inc. .....................................   United States       268,200        4,224,150
    (a) Ambrilia Biopharma Inc. ...........................       Canada           38,000            7,238
    (a) Amgen Inc. ........................................   United States       333,000       20,855,790
    (a) Amicus Therapeutics Inc. ..........................   United States        40,335          625,193
        Amylin Pharmaceuticals Inc. .......................   United States        69,100        2,180,105
    (a) ARIAD Pharmaceuticals Inc. ........................   United States       845,000        2,763,150
    (a) ArQule Inc. .......................................   United States       642,209        2,433,972
    (a) Biogen Idec Inc. ..................................   United States       143,761       10,028,767
    (a) BioMarin Pharmaceutical Inc. ......................   United States        90,400        2,942,520
    (a) Celgene Corp. .....................................   United States       527,000       39,783,230
    (a) Cephalon Inc. .....................................   United States       230,300       16,848,748
    (a) ConjuChem Biotechnologies Inc., wts., 12/31/11 ....       Canada        2,343,750               --
    (a) Cubist Pharmaceuticals Inc. .......................   United States       188,700        4,275,942
    (a) Curis Inc. ........................................   United States       253,800          431,460
  (a,b) CytRx Corp., 144A .................................   United States       443,000          221,456
    (a) Dyax Corp. ........................................   United States       227,000          978,370
    (a) Genentech Inc. ....................................   United States       404,700       38,547,675
    (a) Gentium SpA, ADR ..................................       Italy           445,797        1,872,347
    (a) Genzyme Corp. .....................................   United States       422,100       32,353,965
    (a) Gilead Sciences Inc. ..............................   United States       692,200       37,364,956
    (a) Human Genome Sciences Inc. ........................   United States       290,100        1,923,363
    (a) Indevus Pharmaceuticals Inc. ......................   United States     1,006,900        1,842,627
    (a) Myriad Genetics Inc. ..............................   United States       105,500        7,015,750
    (a) Onyx Pharmaceuticals Inc. .........................   United States       205,900        8,338,950
    (a) Orexigen Therapeutics Inc. ........................   United States       413,300        3,616,375
    (a) OSI Pharmaceuticals Inc. ..........................   United States       227,600       11,978,588
        PDL BioPharma Inc. ................................   United States     1,163,400       12,995,178
    (a) RXi Pharmaceuticals Corp. .........................   United States           239            1,733
  (a,b) RXi Pharmaceuticals Corp., 144A ...................   United States        22,099          160,219
    (a) United Therapeutics Corp. .........................   United States        17,000        1,927,630
    (a) VaxGen Inc. .......................................   United States       826,000          578,200
    (a) Vertex Pharmaceuticals Inc. .......................   United States       285,600        9,853,200
                                                                                              ------------
                                                                                               279,866,098
                                                                                              ------------
        LIFE SCIENCES TOOLS & SERVICES 6.7%
    (a) Exelixis Inc. .....................................   United States       240,900        1,686,300
    (a) Helicos Biosciences Corp. .........................   United States       642,400        3,372,600
    (a) Invitrogen Corp. ..................................   United States        89,700        3,978,195
    (a) Millipore Corp. ...................................   United States        22,200        1,561,770
    (a) QIAGEN NV .........................................    Netherlands        217,400        4,084,946
    (a) Sequenom Inc. .....................................   United States       513,200       10,961,952
                                                                                              ------------
                                                                                                25,645,763
                                                                                              ------------


                     Quarterly Statements of Investments | 3

Franklin Strategic Series

                                                                                 SHARES/
        FRANKLIN BIOTECHNOLOGY DISCOVERY FUND                     COUNTRY       WARRANTS          VALUE
        -------------------------------------                 --------------   ----------     ------------
        COMMON STOCKS AND WARRANTS (CONTINUED)
        PHARMACEUTICALS 14.0%
    (a) Avexa Ltd. ........................................     Australia       7,016,924     $  2,146,635
    (a) Biodel Inc. .......................................   United States       153,700        2,586,771
    (a) BioForm Medical Inc. ..............................   United States       416,900        2,109,514
    (a) Cadence Pharmaceuticals Inc. ......................   United States       199,600        2,053,884
    (a) Cardiome Pharma Corp. .............................       Canada          243,928        2,890,546
    (a) Cypress Bioscience Inc. ...........................   United States       192,200        1,672,140
    (a) Endo Pharmaceuticals Holdings Inc. ................   United States        95,600        2,213,140
  (a,c) MacroChem Corp. ...................................   United States     2,250,000          315,000
(a,b,c) MacroChem Corp., wts., PIPES, 144A, 2/01/49 .......   United States       675,000               --
    (a) The Medicines Co. .................................   United States       156,000        3,464,760
    (a) Nuvo Research Inc. ................................       Canada        6,886,000          975,259
    (a) Nuvo Research Inc., wts., 2/01/49 .................       Canada        3,443,000               --
    (a) Oculus Innovative Sciences Inc. ...................   United States       250,000          720,000
    (a) Penwest Pharmaceuticals Co. .......................   United States       369,400        1,122,976
    (a) Repros Therapeutics Inc. ..........................   United States       247,900        2,159,209
        Shire PLC, ADR ....................................   United Kingdom       78,700        3,961,758
    (a) Somaxon Pharmaceuticals Inc. ......................   United States       514,300        1,841,194
        Teva Pharmaceutical Industries Ltd., ADR ..........       Israel          344,200       15,433,928
    (a) ViroPharma Inc. ...................................   United States       307,800        3,789,018
    (a) XenoPort Inc. .....................................   United States        94,700        4,339,154
                                                                                              ------------
                                                                                                53,794,886
                                                                                              ------------
        TOTAL COMMON STOCKS AND WARRANTS
           (COST $267,441,091) ............................                                    359,306,747
                                                                                              ------------
        PREFERRED STOCK (COST $5,065,937) 1.7%
        BIOTECHNOLOGY 1.7%
  (a,d) Fibrogen Inc., pfd., E ............................   United States     1,128,271        6,656,799
                                                                                              ------------

                                                                                PRINCIPAL
                                                                                AMOUNT(e)
                                                                               ----------
        CONVERTIBLE BOND (COST $1,480,677) 0.3%
        BIOTECHNOLOGY 0.3%
    (b) ConjuChem Biotechnologies Inc., cvt., sub. note,
           144A, 8.00%, 12/31/10 ..........................        Canada       1,500,000 CAD    1,025,591
                                                                                              ------------
        TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENT
           (COST $273,987,705) ............................                                    366,989,137
                                                                                              ------------


                     4 | Quarterly Statements of Investments

Franklin Strategic Series

                                                                                 SHARES/
        FRANKLIN BIOTECHNOLOGY DISCOVERY FUND                     COUNTRY       WARRANTS          VALUE
        -------------------------------------                 --------------   ----------     ------------
        SHORT TERM INVESTMENT (COST $26,758,999) 7.0%
        MONEY MARKET FUND 7.0%
    (f) Franklin Institutional Fiduciary Trust ............    United States   26,758,999     $ 26,758,999
                                                                                              ------------
        Money Market Portfolio, 2.20%
        TOTAL INVESTMENTS (COST $300,746,704) 102.4% ......                                    393,748,136
        OTHER ASSETS, LESS LIABILITIES (2.4)% .............                                     (9,133,017)
                                                                                              ------------
        NET ASSETS 100.0% .................................                                   $384,615,119
                                                                                              ============

See Currency and Selected Portfolio Abbreviations on page 52.

(a)  Non-income producing for the twelve months ended July 31, 2008.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2008, the aggregate value of these securities was $1,407,266, representing 0.37% of net assets.

(c)  See Note 6 regarding holdings of 5% voting securities.

(d)  See Note 5 regarding restricted securities.

(e)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(f) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                    See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 5

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2008 (UNAUDITED)

        FRANKLIN FLEX CAP GROWTH FUND                          SHARES          VALUE
        -----------------------------                        ----------   --------------
        COMMON STOCKS 96.1%
        AUTOMOBILES & COMPONENTS 0.5%
        BorgWarner Inc. ..................................      350,000   $   14,112,000
                                                                          --------------
        BANKS 0.6%
        Wells Fargo & Co. ................................      600,000       18,162,000
                                                                          --------------
        CAPITAL GOODS 5.8%
        AMETEK Inc. ......................................      294,587       14,098,934
        Danaher Corp. ....................................      600,000       47,790,000
        Precision Castparts Corp. ........................      400,000       37,372,000
    (a) SunPower Corp., A ................................      350,000       27,569,500
    (a) Terex Corp. ......................................      325,000       15,382,250
        United Technologies Corp. ........................      300,000       19,194,000
                                                                          --------------
                                                                             161,406,684
                                                                          --------------
        COMMERCIAL SERVICES & SUPPLIES 1.0%
    (a) Stericycle Inc. ..................................      450,000       26,887,500
                                                                          --------------
        CONSUMER SERVICES 0.5%
    (a) Chipotle Mexican Grill Inc., A ...................      200,000       13,700,000
                                                                          --------------
        DIVERSIFIED FINANCIALS 3.1%
        BlackRock Inc. ...................................      110,000       23,838,100
        The Goldman Sachs Group Inc. .....................      125,000       23,005,000
        T. Rowe Price Group Inc. .........................      675,000       40,398,750
                                                                          --------------
                                                                              87,241,850
                                                                          --------------
        ENERGY 6.0%
        Devon Energy Corp. ...............................      320,000       30,364,800
    (a) Mariner Energy Inc. ..............................      700,000       18,522,000
    (a) National Oilwell Varco Inc. ......................      200,000       15,726,000
    (a) Petrohawk Energy Corp. ...........................      600,000       19,992,000
        Schlumberger Ltd. ................................      350,000       35,560,000
        Smith International Inc...........................      650,000       48,347,000
                                                                          --------------
                                                                             168,511,800
                                                                          --------------
        FOOD & STAPLES RETAILING 1.7%
        CVS Caremark Corp. ...............................    1,300,000       47,450,000
                                                                          --------------
        FOOD, BEVERAGE & TOBACCO 2.5%
    (a) Hansen Natural Corp. .............................    1,200,000       27,432,000
        PepsiCo Inc. .....................................      650,000       43,264,000
                                                                          --------------
                                                                              70,696,000
                                                                          --------------
        HEALTH CARE EQUIPMENT & SERVICES 5.3%
        Baxter International Inc. ........................      300,000       20,583,000
        C. R. Bard Inc. ..................................      150,000       13,926,000
    (a) Hologic Inc. .....................................       55,800        1,030,626
    (a) Masimo Corp. .....................................      844,300       31,889,211
        Stryker Corp. ....................................      500,000       32,095,000
    (a) Varian Medical Systems Inc. ......................      300,000       18,000,000
    (a) VCA Antech Inc. ..................................    1,050,000       30,597,000
                                                                          --------------
                                                                             148,120,837
                                                                          --------------


                     6 | Quarterly Statements of Investments

Franklin Strategic Series

        FRANKLIN FLEX CAP GROWTH FUND                          SHARES          VALUE
        -----------------------------                        ----------   --------------
        COMMON STOCKS (CONTINUED)
        HOUSEHOLD & PERSONAL PRODUCTS 2.3%
        Clorox Co. .......................................      450,000   $   24,525,000
        The Procter & Gamble Co. .........................      600,000       39,288,000
                                                                          --------------
                                                                              63,813,000
                                                                          --------------
        INSURANCE 1.7%
        AFLAC Inc. .......................................      525,000       29,195,250
        Assurant Inc. ....................................      300,000       18,036,000
                                                                          --------------
                                                                              47,231,250
                                                                          --------------
        MATERIALS 3.3%
        Ecolab Inc. ......................................      700,000       31,290,000
        Praxair Inc. .....................................      642,600       60,230,898
                                                                          --------------
                                                                              91,520,898
                                                                          --------------
        MEDIA 1.1%
    (a) The DIRECTV Group Inc. ...........................      550,000       14,861,000
        The Walt Disney Co. ..............................      500,000       15,175,000
                                                                          --------------
                                                                              30,036,000
                                                                          --------------
        PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
           12.3%
    (a) Celgene Corp. ....................................      550,000       41,519,500
    (a) Covance Inc. .....................................      532,800       48,911,040
    (a) Genentech Inc. ...................................      600,000       57,150,000
    (a) Gilead Sciences Inc. .............................    1,600,000       86,368,000
        Johnson & Johnson ................................      650,000       44,505,500
        Schering-Plough Corp. ............................    1,800,000       37,944,000
    (a) Waters Corp. .....................................      400,000       27,176,000
                                                                          --------------
                                                                             343,574,040
                                                                          --------------
        RETAILING 1.6%
        PetSmart Inc. ....................................    1,200,000       27,252,000
        Target Corp. .....................................      400,000       18,092,000
                                                                          --------------
                                                                              45,344,000
                                                                          --------------
        SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.1%
    (a) Lam Research Corp. ...............................      350,000       11,511,500
        Microchip Technology Inc. ........................    1,250,000       39,912,500
    (a) Microsemi Corp. ..................................    1,600,000       41,536,000
    (a) NVIDIA Corp. .....................................    1,800,000       20,592,000
                                                                          --------------
                                                                             113,552,000
                                                                          --------------
        SOFTWARE & SERVICES 18.9%
    (a) Activision Blizzard Inc. .........................    1,850,000       66,563,000
    (a) Adobe Systems Inc. ...............................      939,200       38,835,920
    (a) Alliance Data Systems Corp. ......................      400,000       25,660,000
    (a) Autodesk Inc. ....................................      600,000       19,134,000
    (a) Cognizant Technology Solutions Corp., A ..........      650,000       18,245,500
    (a) Concur Technologies Inc. .........................      400,000       16,488,000
        FactSet Research Systems Inc. ....................      725,000       41,810,750
    (a) Google Inc., A ...................................      140,000       66,325,000


                     Quarterly Statements of Investments | 7

Franklin Strategic Series

        FRANKLIN FLEX CAP GROWTH FUND                          SHARES          VALUE
        -----------------------------                        ----------   --------------
        COMMON STOCKS (CONTINUED)
        SOFTWARE & SERVICES (CONTINUED)
        MasterCard Inc., A ...............................      235,000     $ 57,375,250
    (a) Nuance Communications Inc. .......................      750,000       11,640,000
    (a) Oracle Corp. .....................................    2,175,000       46,827,750
        Paychex Inc. .....................................    1,050,000       34,566,000
    (a) Salesforce.com Inc. ..............................      550,000       35,084,500
    (a) Visa Inc., A .....................................      650,000       47,489,000
                                                                          --------------
                                                                             526,044,670
                                                                          --------------
        TECHNOLOGY HARDWARE & EQUIPMENT 15.9%
    (a) Apple Inc. .......................................      450,000       71,527,500
    (a) Cisco Systems Inc. ...............................    2,700,000       59,373,000
        Corning Inc. .....................................    1,000,000       20,010,000
    (a) FLIR Systems Inc. ................................    1,878,400       76,526,016
        Harris Corp. .....................................      366,400       17,642,160
        Hewlett-Packard Co. ..............................    1,000,000       44,800,000
        QUALCOMM Inc. ....................................    1,300,000       71,942,000
    (a) Research In Motion Ltd. (Canada) .................      350,000       42,987,000
    (a) Riverbed Technology Inc. .........................      301,000        4,776,870
    (a) Trimble Navigation Ltd. ..........................    1,050,000       34,860,000
                                                                          --------------
                                                                             444,444,546
                                                                          --------------
        TELECOMMUNICATION SERVICES 4.2%
    (a) American Tower Corp., A ..........................    1,500,000       62,850,000
  (a,b) Anda Networks ....................................       36,443           68,877
    (a) NII Holdings Inc. ................................    1,000,000       54,660,000
                                                                          --------------
                                                                             117,578,877
                                                                          --------------
        TRANSPORTATION 3.7%
        C.H. Robinson Worldwide Inc. .....................      741,500       35,740,300
        Canadian National Railway Co. (Canada)  ..........      550,000       29,012,500
        Expeditors International of Washington Inc. ......    1,050,000       37,285,500
                                                                          --------------
                                                                             102,038,300
                                                                          --------------
        TOTAL COMMON STOCKS (COST $2,080,810,195) ........                 2,681,466,252
                                                                          --------------
        PREFERRED STOCK (COST $9,999,998) 0.5%
        PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
           0.5%
  (a,b) Fibrogen Inc., pfd., E ...........................    2,227,171       13,140,309
                                                                          --------------
        TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENT
           (COST $2,090,810,193) .........................                 2,694,606,561
                                                                          --------------


                     8 | Quarterly Statements of Investments

Franklin Strategic Series

        FRANKLIN FLEX CAP GROWTH FUND                          SHARES          VALUE
        -----------------------------                        ----------   --------------
        SHORT TERM INVESTMENT (COST $88,092,195) 3.2%
        MONEY MARKET FUND 3.2%
    (c) Franklin Institutional Fiduciary Trust Money
           Market Portfolio, 2.20% .......................   88,092,195   $   88,092,195
                                                                          --------------
        TOTAL INVESTMENTS (COST $2,178,902,388) 99.8% ....                 2,782,698,756
        OTHER ASSETS, LESS LIABILITIES 0.2% ..............                     6,249,185
                                                                          --------------
        NET ASSETS 100.0% ................................                $2,788,947,941
                                                                          ==============

(a)  Non-income producing for the twelve months ended July 31, 2008.

(b)  See Note 5 regarding restricted securities.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                     Quarterly Statements of Investments | 9

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2008 (UNAUDITED)

        FRANKLIN FOCUSED CORE EQUITY FUND                        COUNTRY               SHARES                VALUE
        ---------------------------------                     --------------   ----------------------   --------------
        COMMON STOCKS 95.8%
        CONSUMER DISCRETIONARY 20.4%
        Comcast Corp......................................     United States             9,980          $      205,788
        Harley-Davidson Inc...............................     United States             5,690                 215,310
        Harman International Industries Inc. .............     United States             3,330                 137,096
        Lowe's Cos. Inc. .................................     United States             5,170                 105,054
    (a) R.H. Donnelley Corp. .............................     United States            13,440                  20,832
        The Sherwin-Williams Co. .........................     United States             2,120                 112,890
    (a) Starbucks Corp. ..................................     United States             4,960                  72,862
        Target Corp. .....................................     United States             2,640                 119,407
                                                                                                        --------------
                                                                                                               989,239
                                                                                                        --------------
        CONSUMER STAPLES 6.5%
    (a) Hansen Natural Corp. .............................     United States             6,650                 152,019
        Walgreen Co. .....................................     United States             4,740                 162,772
                                                                                                        --------------
                                                                                                               314,791
                                                                                                        --------------
        ENERGY 10.9%
        Chesapeake Energy Corp. ..........................     United States               480                  24,072
        Marathon Oil Corp. ...............................     United States             4,010                 198,375
    (a) Petroplus Holdings AG.............................      Switzerland             16,063                 246,201
    (a) SEACOR Holdings Inc. .............................     United States               700                  58,569
                                                                                                        --------------
                                                                                                               527,217
                                                                                                        --------------
        FINANCIALS 11.2%
        American Express Co. .............................     United States             3,150                 116,928
        CapitalSource Inc. ...............................     United States             8,200                  95,284
        Discover Financial Services ......................     United States             9,160                 134,194
        iStar Financial Inc. .............................     United States             5,400                  44,334
        Legg Mason Inc. ..................................     United States             3,820                 154,137
                                                                                                        --------------
                                                                                                               544,877
                                                                                                        --------------
        HEALTH CARE 18.8%
    (a) Advanced Medical Optics Inc. .....................     United States             4,010                  69,614
    (a) Genentech Inc. ...................................     United States             1,460                 139,065
        Merck & Co. Inc. .................................     United States             4,440                 146,076
    (a) Mylan Inc. .......................................     United States             1,940                  25,162
        Roche Holding AG .................................      Switzerland              1,340                 248,532
        Schering-Plough Corp. ............................     United States            13,470                 283,947
                                                                                                        --------------
                                                                                                               912,396
                                                                                                        --------------
        INDUSTRIALS 9.3%
        3M Co. ...........................................     United States             1,390                  97,842
        Avery Dennison Corp. .............................     United States             4,240                 186,603
        The Boeing Co. ...................................     United States             1,430                  87,387
        Precision Castparts Corp. .........................    United States               870                  81,284
                                                                                                        --------------
                                                                                                               453,116
                                                                                                        --------------


                    10 | Quarterly Statements of Investments

Franklin Strategic Series

        FRANKLIN FOCUSED CORE EQUITY FUND                         COUNTRY              SHARES                VALUE
        ---------------------------------                     --------------   ----------------------   --------------
        COMMON STOCKS (CONTINUED)
        INFORMATION TECHNOLOGY 12.1%
    (a) Autodesk Inc. .....................................    United States            4,900             $  156,261
    (a) Lam Research Corp. ................................    United States            4,770                156,885
        Maxim Integrated Products Inc. ....................    United States            8,500                166,940
    (a) VeriFone Holdings Inc. ............................    United States            7,280                108,909
                                                                                                          ----------
                                                                                                             588,995
                                                                                                          ----------
        MATERIALS 0.9%
        Alcoa Inc. ........................................    United States            1,180                 39,825
    (a) Intrepid Potash Inc. ..............................    United States               90                  4,977
                                                                                                          ----------
                                                                                                              44,802
                                                                                                          ----------
        TELECOMMUNICATION SERVICES 5.7%
    (a) NII Holdings Inc. .................................    United States            5,040                275,486
                                                                                                          ----------
        TOTAL COMMON STOCKS (COST $5,746,060) .............                                                4,650,919
                                                                                                          ----------
        SHORT TERM INVESTMENT (COST $97,471) 2.0%
        MONEY MARKET FUND 2.0%
    (b) Franklin Institutional Fiduciary Trust Money
           Market Portfolio, 2.20% ........................    United States           97,471                 97,471
                                                                                                          ----------
        TOTAL INVESTMENTS (COST $5,843,531) 97.8% .........                                                4,748,390
        OTHER ASSETS, LESS LIABILITIES 2.2% ...............                                                  107,356
                                                                                                          ----------
        NET ASSETS 100.0% .................................                                               $4,855,746
                                                                                                          ==========

(a)  Non-income producing for the twelve months ended July 31, 2008.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                    See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 11

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2008 (UNAUDITED)

        FRANKLIN GLOBAL COMMUNICATIONS FUND                       COUNTRY              SHARES                VALUE
        -----------------------------------                   --------------   ----------------------   --------------
        COMMON STOCKS 96.0%
        AEROSPACE & DEFENSE 1.1%
    (a) Orbital Sciences Corp..............................    United States            42,200          $    1,055,422
                                                                                                        --------------
        COMMUNICATIONS EQUIPMENT 18.5%
    (a) Cisco Systems Inc..................................    United States            85,200               1,873,548
    (a) Comverse Technology Inc............................    United States            62,100                 930,258
    (a) F5 Networks Inc....................................    United States            58,900               1,716,935
        Harris Corp........................................    United States            40,500               1,950,075
    (a) Infinera Corp......................................    United States            45,800                 515,708
        Nokia Corp., ADR...................................       Finland               98,700               2,696,484
        QUALCOMM Inc.......................................    United States            91,200               5,047,008
    (a) Research In Motion Ltd.............................       Canada                14,400               1,768,608
    (a) Riverbed Technology Inc............................    United States            72,500               1,150,575
        Telefonaktiebolaget LM Ericsson, B, ADR............       Sweden                42,200                 442,256
                                                                                                        --------------
                                                                                                            18,091,455
                                                                                                        --------------
        COMPUTERS & PERIPHERALS 3.5%
    (a) Apple Inc..........................................    United States            21,400               3,401,530
                                                                                                        --------------
        DIVERSIFIED TELECOMMUNICATION SERVICES 5.3%
        AT&T Inc...........................................    United States            58,482               1,801,831
    (a) Cogent Communications Group Inc....................    United States            39,600                 477,576
        Telenor ASA........................................       Norway               129,100               1,964,264
        Telus Corp.........................................       Canada                12,700                 447,421
    (a) tw telecom inc., A.................................    United States            31,100                 496,978
                                                                                                        --------------
                                                                                                             5,188,070
                                                                                                        --------------
        ELECTRONIC EQUIPMENT & INSTRUMENTS 3.8%
    (a) Dolby Laboratories Inc., A.........................    United States            12,000                 488,280
    (a) FLIR Systems Inc...................................    United States            79,700               3,246,978
                                                                                                        --------------
                                                                                                             3,735,258
                                                                                                        --------------
        HOUSEHOLD DURABLES 0.5%
        Sony Corp., ADR....................................        Japan                13,400                 504,778
                                                                                                        --------------
        INTERNET & CATALOG RETAIL 1.1%
    (a) Amazon.com Inc.....................................    United States            13,900               1,061,126
                                                                                                        --------------
        INTERNET SOFTWARE & SERVICES 9.5%
    (a) Baidu.com Inc., ADR................................        China                 3,700               1,284,455
    (a) Equinix Inc........................................    United States            27,000               2,196,720
    (a) Google Inc., A.....................................    United States             7,900               3,742,625
    (a) MercadoLibre Inc...................................      Argentina              26,300                 942,855
    (a) Omniture Inc.......................................    United States            33,500                 581,225
    (a) Sohu.com Inc.......................................        China                 7,200                 543,456
                                                                                                        --------------
                                                                                                             9,291,336
                                                                                                        --------------


                    12 | Quarterly Statements of Investments

Franklin Strategic Series

        FRANKLIN GLOBAL COMMUNICATIONS FUND                       COUNTRY              SHARES                VALUE
        -----------------------------------                   --------------   ----------------------   --------------
        COMMON STOCKS (CONTINUED)
        MEDIA 2.9%
        Grupo Televisa SA, ADR ............................        Mexico               22,100          $      497,029
        News Corp., A .....................................    United States            58,700                 829,431
    (a) Outdoor Channel Holdings Inc. .....................    United States            60,600                 417,534
    (a) Sirius XM Radio Inc. ..............................    United States           131,100                 209,760
        The Walt Disney Co. ...............................    United States            28,030                 850,710
                                                                                                        --------------
                                                                                                             2,804,464
                                                                                                        --------------
        SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.2%
    (a) FormFactor Inc. ...................................    United States            45,900                 798,660
        Maxim Integrated Products Inc. ....................    United States            63,400               1,245,176
    (a) Microsemi Corp. ...................................    United States            33,600                 872,256
    (a) Microtune Inc. ....................................    United States           145,700                 473,525
    (a) NVIDIA Corp. ......................................    United States            57,000                 652,080
                                                                                                        --------------
                                                                                                             4,041,697
                                                                                                        --------------
        SOFTWARE 9.0%
    (a) Activision Blizzard Inc. ..........................    United States           117,800               4,238,444
    (a) Adobe Systems Inc. ................................    United States            35,600               1,472,060
        Nintendo Co. Ltd. .................................       Japan                  5,000               2,437,329
    (a) UbiSoft Entertainment SA ..........................       France                 6,800                 673,221
                                                                                                        --------------
                                                                                                             8,821,054
                                                                                                        --------------
        WIRELESS TELECOMMUNICATION SERVICES 36.6%
        America Movil SAB de CV, L, ADR ...................        Mexico               67,600               3,413,124
    (a) American Tower Corp., A ...........................    United States            98,635               4,132,807
    (a) Bharti Airtel Ltd. ................................        India                27,905                 524,916
        Cellcom Israel Ltd. ...............................       Israel                16,600                 550,124
    (a) Centennial Communications Corp., A ................    United States           258,700               2,079,948
        China Mobile (Hong Kong) Ltd., ADR ................        China                32,000               2,139,200
    (a) Crown Castle International Corp. ..................    United States            80,738               3,084,192
    (a) Leap Wireless International Inc. ..................    United States            26,900               1,160,197
    (a) MetroPCS Communications Inc. ......................    United States           215,300               3,580,439
    (a) NII Holdings Inc. .................................    United States            95,200               5,203,633
        Rogers Communications Inc., B .....................        Canada               93,100               3,145,467
    (a) SBA Communications Corp. ..........................    United States           120,100               4,550,589
        Sprint Nextel Corp. ...............................    United States           138,700               1,129,018
        Taiwan Mobile Co. Ltd. ............................        Taiwan              585,994               1,057,930
                                                                                                        --------------
                                                                                                            35,751,584
                                                                                                        --------------
        TOTAL COMMON STOCKS (COST $75,792,006) ............                                                 93,747,774
                                                                                                        --------------
        PREFERRED STOCK (COST $289,500) 0.4%
        COMMUNICATIONS EQUIPMENT 0.4%
 (a, b) Dilithium Networks Inc., depository receipt, D,
           pfd., 144A, PIPES ..............................    United States           124,248                 428,655
                                                                                                        --------------
        TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENT
           (COST $76,081,506) .............................                                                 94,176,429
                                                                                                        --------------


                    Quarterly Statements of Investments | 13

Franklin Strategic Series

        FRANKLIN GLOBAL COMMUNICATIONS FUND                      COUNTRY               SHARES               VALUE
        ----------------------------------                    --------------   ----------------------   --------------
        SHORT TERM INVESTMENT (COST $3,654,313) 3.8%
        MONEY MARKET FUND 3.8%
    (c) Franklin Institutional Fiduciary Trust Money Market
        Portfolio, 2.20% ..................................    United States         3,654,313          $    3,654,313
                                                                                                        --------------
        TOTAL INVESTMENTS (COST $79,735,819) 100.2% .......                                                 97,830,742
        OTHER ASSETS, LESS LIABILITIES (0.2)% .............                                                   (192,597)
                                                                                                        --------------
        NET ASSETS 100.0% .................................                                             $   97,638,145
                                                                                                        ==============

See Selected Portfolio Abbreviations on page 52.

(a)  Non-income producing for the twelve months ended July 31, 2008.

(b)  See Note 5 regarding restricted securities.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    14 | Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2008 (UNAUDITED)

        FRANKLIN GLOBAL HEALTH CARE FUND                          COUNTRY         SHARES/WARRANTS          VALUE
        --------------------------------                      --------------   ----------------------   --------------
        COMMON STOCKS AND WARRANTS 95.8%
        BIOTECHNOLOGY 10.1%
    (a) Amgen Inc. ........................................    United States            15,600          $      977,028
    (a) Celgene Corp ......................................    United States            37,600               2,838,424
    (a) Cephalon Inc. .....................................    United States            22,700               1,660,732
 (a, b) CytRx Corp., 144A .................................    United States            82,000                  40,992
    (a) Genzyme Corp. .....................................    United States            49,500               3,794,175
    (a) Gilead Sciences Inc. ..............................    United States            56,100               3,028,278
    (a) Indevus Pharmaceuticals Inc. ......................    United States           236,100                 432,063
    (a) Myriad Genetics Inc. ..............................    United States             7,100                 472,150
        PDL BioPharma Inc. ................................    United States            77,100                 861,207
 (a, b) RXi Pharmaceuticals Corp., 144A ...................    United States             4,091                  29,657
                                                                                                        --------------
                                                                                                            14,134,706
                                                                                                        --------------
        ELECTRICAL EQUIPMENT 0.6%
    (a) Polypore International Inc. .......................    United States            32,800                 857,720
                                                                                                        --------------
        FOOD & STAPLES RETAILING 2.2%
        China Nepstar Chain Drugstore Ltd., ADR ...........        China                12,000                  93,360
        CVS Caremark Corp. ................................    United States            72,600               2,649,900
        Drogasil SA .......................................       Brazil                35,000                 306,429
                                                                                                        --------------
                                                                                                             3,049,689
                                                                                                        --------------
        HEALTH CARE EQUIPMENT & SUPPLIES 17.5%
        Baxter International Inc. .........................    United States            49,300               3,382,473
        C. R. Bard Inc. ...................................    United States            18,100               1,680,404
        DENTSPLY International Inc. .......................    United States            35,800               1,440,950
    (a) Greatbatch Inc. ...................................    United States            36,900                 754,974
    (a) Hologic Inc. ......................................    United States            36,088                 666,545
        Medtronic Inc. ....................................    United States           121,000               6,392,430
        Mindray Medical International Ltd., ADR ...........        China                18,200                 727,090
        Smith & Nephew PLC, ADR ...........................   United Kingdom            42,900               2,301,585
    (a) St. Jude Medical Inc. .............................    United States            33,900               1,579,062
        Stryker Corp. .....................................    United States            43,900               2,817,941
    (a) Zimmer Holdings Inc. ..............................    United States            38,700               2,666,817
                                                                                                        --------------
                                                                                                            24,410,271
                                                                                                        --------------
        HEALTH CARE PROVIDERS & SERVICES 17.8%
        Aetna Inc. ........................................    United States            49,000               2,009,490
    (a) Amedisys Inc. .....................................    United States            23,734               1,521,824
    (a) Coventry Health Care Inc. .........................    United States            31,800               1,124,766
    (a) DaVita Inc. .......................................    United States            41,200               2,301,020
        Diagnosticos DA America SA ........................       Brazil                64,200               1,542,638
        Ensign Group Inc. .................................    United States            44,100                 529,200
    (a) Express Scripts Inc. ..............................    United States            36,600               2,581,764
    (a) Healthways Inc. ...................................    United States            19,800                 503,118
    (a) Henry Schein Inc. .................................    United States            28,300               1,515,748
    (a) Laboratory Corp. of America Holdings ..............    United States            28,300               1,912,514
    (a) Medco Health Solutions Inc. .......................    United States            54,800               2,716,984
    (b) Medial Saude SA, ADR, 144A ........................       Brazil                95,000               1,062,436
    (a) MWI Veterinary Supply Inc. ........................    United States            26,900                 942,576


                    Quarterly Statements of Investments | 15

Franklin Strategic Series

        FRANKLIN GLOBAL HEALTH CARE FUND                          COUNTRY         SHARES/WARRANTS          VALUE
        --------------------------------                      --------------   ----------------------   --------------
        COMMON STOCKS AND WARRANTS (CONTINUED)
        HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
    (a) Nighthawk Radiology Holdings Inc. .................    United States            35,100          $      293,085
    (a) PSS World Medical Inc. ............................    United States            68,700               1,151,412
    (a) Skilled Healthcare Group Inc. .....................    United States            51,700                 755,337
    (a) Triple-S Management Corp., B ......................    United States            55,000                 872,850
    (a) WellPoint Inc. ....................................    United States            29,400               1,542,030
                                                                                                        --------------
                                                                                                            24,878,792
                                                                                                        --------------
        HEALTH CARE TECHNOLOGY 3.5%
    (a) Allscripts Healthcare Solutions Inc. ..............    United States           121,000               1,458,050
    (a) Cerner Corp. ......................................    United States            44,500               1,987,370
    (a) MedAssets Inc. ....................................    United States            42,200                 638,064
    (a) Phase Forward Inc. ................................    United States            40,300                 741,520
                                                                                                        --------------
                                                                                                             4,825,004
                                                                                                        --------------
        INSURANCE 1.7%
    (b) Amil Participacoes SA, 144A .......................        Brazil              190,000               1,639,187
    (b) Sul America SA, 144A ..............................        Brazil               40,000                 792,434
                                                                                                        --------------
                                                                                                             2,431,621
                                                                                                        --------------
        LIFE SCIENCES TOOLS & SERVICES 8.3%
    (a) Covance Inc. ......................................    United States            17,200               1,578,960
    (a) Millipore Corp. ...................................    United States            20,700               1,456,245
        Pharmaceutical Product Development Inc. ...........    United States            63,400               2,418,076
    (a) Thermo Fisher Scientific Inc. .....................    United States            64,168               3,883,447
    (a) Waters Corp. ......................................    United States            27,300               1,854,762
    (a) Wuxi Pharmatech Cayman Inc., ADR ..................        China                20,700                 375,084
                                                                                                        --------------
                                                                                                            11,566,574
                                                                                                        --------------
        PHARMACEUTICALS 34.1%
        Abbott Laboratories ...............................    United States            52,600               2,963,484
        Allergan Inc. .....................................    United States            22,780               1,182,965
        Bayer AG, Br. .....................................       Germany               24,800               2,140,876
    (a) Cadence Pharmaceuticals Inc. ......................    United States            47,200                 485,688
    (a) Endo Pharmaceuticals Holdings Inc. ................    United States            23,800                 550,970
        Johnson & Johnson .................................    United States            95,900               6,566,273
    (a) MacroChem Corp. ...................................    United States           250,000                  35,000
 (a, b) MacroChem Corp., wts., PIPES, 144A, 2/01/49 .......    United States            75,000                      --
        Merck & Co. Inc. ..................................    United States           122,100               4,017,090
        Merck KGaA ........................................       Germany               30,500               3,690,194
        Novartis AG .......................................     Switzerland             58,600               3,493,290
        Roche Holding AG ..................................     Switzerland             42,400               7,863,994
        Schering-Plough Corp. .............................    United States           346,400               7,302,112
        Shire PLC, ADR ....................................    United Kingdom           28,800               1,449,792
        Teva Pharmaceutical Industries Ltd., ADR ..........        Israel               78,800               3,533,392
        Wyeth .............................................    United States            57,800               2,342,056
                                                                                                        --------------
                                                                                                            47,617,176
                                                                                                        --------------
        TOTAL COMMON STOCKS AND WARRANTS
           (COST $112,192,098) ............................                                                133,771,553
                                                                                                        --------------


                    16 | Quarterly Statements of Investments

Franklin Strategic Series

        FRANKLIN GLOBAL HEALTH CARE FUND                          COUNTRY         SHARES/WARRANTS          VALUE
        --------------------------------                      --------------   ----------------------   --------------
        SHORT TERM INVESTMENT (COST $5,965,665) 4.3%
        MONEY MARKET FUND 4.3%
    (c) Franklin Institutional Fiduciary Trust Money
        Market Portfolio, 2.20%..........................      United States         5,965,665          $    5,965,665
                                                                                                        --------------
        TOTAL INVESTMENTS (COST $118,157,763) 100.1% ....                                                  139,737,218
        OTHER ASSETS, LESS LIABILITIES (0.1)% ...........                                                     (135,915)
                                                                                                        ==============
        NET ASSETS 100.0% ...............................                                               $  139,601,303
                                                                                                        ==============

See Selected Portfolio Abbreviations on page 52.

(a)  Non-income producing for the twelve months ended July 31, 2008.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2008, the aggregate value of these securities was $3,564,706, representing 2.55% of net assets.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                    See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 17

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2008 (UNAUDITED)

        FRANKLIN GROWTH OPPORTUNITIES FUND                        COUNTRY              SHARES               VALUE
        ----------------------------------                    --------------   ----------------------   --------------
        COMMON STOCKS 98.8%
        CONSUMER DISCRETIONARY 8.2%
    (a) Amazon.com Inc. ...................................    United States            31,400          $    2,397,076
        BorgWarner Inc. ...................................    United States            69,800               2,814,336
    (a) Chipotle Mexican Grill Inc., B ....................    United States            46,200               2,957,724
    (a) Dick's Sporting Goods Inc. ........................    United States            64,500               1,131,975
        Guess? Inc. .......................................    United States           129,300               4,094,931
    (a) ITT Educational Services Inc. .....................    United States            43,500               3,853,230
    (a) Lululemon Athletica Inc. ..........................        Canada               26,000                 577,200
        Strayer Education Inc. ............................    United States            31,400               6,992,780
    (a) Zumiez Inc. .......................................    United States            14,785                 218,227
                                                                                                        --------------
                                                                                                            25,037,479
                                                                                                        --------------
        CONSUMER STAPLES 1.5%
    (a) Hansen Natural Corp. ..............................    United States           201,700               4,610,862
                                                                                                        --------------
        ENERGY 9.4%
    (a) FMC Technologies Inc. .............................    United States            74,580               4,373,968
    (a) Mariner Energy Inc. ...............................    United States           131,500               3,479,490
    (a) Petrohawk Energy Corp. ............................    United States           135,000               4,498,200
        Schlumberger Ltd. .................................    United States            55,880               5,677,408
    (a) T-3 Energy Services Inc. ..........................    United States            51,800               3,551,926
    (a) Weatherford International Ltd. ....................    United States           147,000               5,546,310
        XTO Energy Inc. ...................................    United States            31,200               1,473,576
                                                                                                        --------------
                                                                                                            28,600,878
                                                                                                        --------------
        FINANCIALS 3.1%
        BlackRock Inc. ....................................    United States            31,380               6,800,360
        The Goldman Sachs Group Inc. ......................    United States             8,350               1,536,734
    (a) MSCI Inc. Class A .................................    United States            33,800               1,005,550
                                                                                                        --------------
                                                                                                             9,342,644
                                                                                                        --------------
        HEALTH CARE 16.8%
        Alcon Inc. ........................................     Switzerland              3,100                 534,533
    (a) Celgene Corp. .....................................    United States           157,100              11,859,479
    (a) Covance Inc. ......................................    United States            37,260               3,420,468
    (a) Genentech Inc. ....................................    United States            47,400               4,514,850
    (a) Gilead Sciences Inc. ..............................    United States           177,460               9,579,291
    (a) Hologic Inc. ......................................    United States            65,672               1,212,962
        Illumina Inc. .....................................    United States            24,800               2,312,352
    (a) MWI Veterinary Supply Inc. ........................    United States            34,744               1,217,429
    (a) Myriad Genetics Inc. ..............................    United States            95,590               6,356,735
        Perrigo Co. .......................................    United States            80,500               2,836,015
        Roche Holding AG, ADR .............................     Switzerland             48,600               4,486,995
        Schering-Plough Corp. .............................    United States           126,600               2,668,728
                                                                                                        --------------
                                                                                                            50,999,837
                                                                                                        --------------
        INDUSTRIALS 16.1%
        ABB Ltd., ADR .....................................     Switzerland            184,900               4,848,078
        AMETEK Inc. .......................................    United States            98,100               4,695,066
    (a) BE Aerospace Inc. .................................    United States            42,200               1,083,696
        C.H. Robinson Worldwide Inc. ......................    United States            89,430               4,310,526
        DryShips Inc. .....................................        Greece               16,500               1,272,645


                    18 | Quarterly Statements of Investments

Franklin Strategic Series

        FRANKLIN GROWTH OPPORTUNITIES FUND                        COUNTRY              SHARES               VALUE
        ----------------------------------                    --------------   ----------------------   --------------
        COMMON STOCKS (CONTINUED)
        INDUSTRIALS (CONTINUED)
    (a) Energy Conversion Devices Inc. ....................    United States            33,900          $    2,370,627
    (a) First Solar Inc. ..................................    United States            11,500               3,278,765
    (a) Foster Wheeler Ltd. ...............................    United States            83,900               4,763,003
    (a) Huron Consulting Group Inc. .......................    United States            74,500               3,885,920
    (a) Jacobs Engineering Group Inc. .....................    United States            38,400               2,969,856
        Precision Castparts Corp. .........................    United States            70,930               6,626,990
    (a) Ryanair Holdings PLC, ADR .........................       Ireland               77,800               1,894,430
    (a) SunPower Corp., A .................................    United States            39,500               3,111,415
    (a) Terex Corp. .......................................    United States            79,100               3,743,803
                                                                                                        --------------
                                                                                                            48,854,820
                                                                                                        --------------
        INFORMATION TECHNOLOGY 34.7%
    (a) Activision Blizzard Inc. ..........................    United States           277,600               9,988,048
    (a) Adobe Systems Inc. ................................    United States            76,800               3,175,680
    (a) Apple Inc. ........................................    United States            61,200               9,727,740
    (a) Cisco Systems Inc. ................................    United States            87,500               1,924,125
    (a) Concur Technologies Inc. ..........................    United States           176,950               7,293,879
    (a) DealerTrack Holdings Inc. .........................    United States            73,100               1,138,898
    (a) Dolby Laboratories Inc., A ........................    United States            37,100               1,509,599
    (a) Equinix Inc. ......................................    United States            51,200               4,165,632
    (a) F5 Networks Inc. ..................................    United States           106,100               3,092,815
    (a) FLIR Systems Inc. .................................    United States           209,000               8,514,660
    (a) FormFactor Inc. ...................................    United States            66,400               1,155,360
    (a) Google Inc., A ....................................    United States            21,190              10,038,762
        Harris Corp. ......................................    United States            54,530               2,625,620
    (a) Infinera Corp. ....................................    United States           141,200               1,589,912
        MasterCard Inc., A ................................    United States            28,600               6,982,690
    (a) MEMC Electronic Materials Inc. ....................    United States            18,000                 831,780
    (a) MercadoLibre Inc. .................................      Argentina              57,600               2,064,960
        Nintendo Co. Ltd. .................................        Japan                 3,800               1,852,370
    (a) NVIDIA Corp. ......................................    United States           204,300               2,337,192
    (a) Omniture Inc. .....................................    United States           164,700               2,857,545
        QUALCOMM Inc. .....................................    United States           199,780              11,055,825
    (a) Riverbed Technology Inc. ..........................    United States           216,085               3,429,269
    (a) Trimble Navigation Ltd. ...........................    United States            89,740               2,979,368
    (a) Visa Inc., A ......................................    United States            70,500               5,150,730
                                                                                                        --------------
                                                                                                           105,482,459
                                                                                                        --------------
        MATERIALS 2.4%
        Monsanto Co. ......................................    United States            38,800               4,621,468
        Potash Corp. of Saskatchewan Inc.. ................       Canada                13,500               2,757,645
                                                                                                        --------------
                                                                                                             7,379,113
                                                                                                        --------------
        TELECOMMUNICATION SERVICES 6.6%
    (a) MetroPCS Communications Inc. ......................    United States           162,300               2,699,049
    (a) NII Holdings Inc. .................................    United States           158,380               8,657,051
    (a) SBA Communications Corp. ..........................    United States           229,960               8,713,183
                                                                                                        --------------
                                                                                                            20,069,283
                                                                                                        --------------
        TOTAL COMMON STOCKS (COST $253,509,933)                                                            300,377,375
                                                                                                        --------------


                    Quarterly Statements of Investments | 19

Franklin Strategic Series

        FRANKLIN GROWTH OPPORTUNITIES FUND                        COUNTRY             SHARES               VALUE
        ----------------------------------                    --------------   ----------------------   --------------
        PREFERRED STOCK (COST $873,300) 0.4%
        INFORMATION TECHNOLOGY 0.4%
  (a,b) Dilithium Networks Inc., depository receipt, D,
           pfd., 144A, PIPES ..............................    United States           374,806          $    1,293,081
                                                                                                        --------------
        TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENT
           (COST $254,383,233) ............................                                                301,670,456
                                                                                                        --------------
        SHORT TERM INVESTMENT (COST $3,223,062) 1.1%
        MONEY MARKET FUND 1.1%
   (c)  Franklin Institutional Fiduciary Trust Money Market
           Portfolio, 2.20% ...............................    United States         3,223,062               3,223,062
                                                                                                        --------------
TOTAL INVESTMENTS (COST $257,606,295) 100.3% ..............                                                304,893,518
OTHER ASSETS, LESS LIABILITIES (0.3)% .....................                                                   (945,127)
                                                                                                        --------------
NET ASSETS 100.0% .........................................                                             $  303,948,391
                                                                                                        ==============

See Selected Portfolio Abbreviations on page 52.

(a)  Non-income producing for the twelve months ended July 31, 2008.

(b)  See Note 5 regarding restricted securities.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                    See Notes to Statements of Investments.


                    20 | Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2008 (UNAUDITED)

        FRANKLIN NATURAL RESOURCES FUND                          COUNTRY           SHARES/WARRANTS           VALUE
        -------------------------------                       --------------   ----------------------   --------------
        COMMON STOCKS AND WARRANTS 96.5%
        AGRICULTURAL PRODUCTS 0.4%
        Bunge Ltd. ........................................   United States             39,000          $    3,857,880
                                                                                                        --------------
        ALUMINUM 1.6%
        Alcoa Inc. ........................................   United States            431,000              14,546,250
                                                                                                        --------------
        ASSET MANAGEMENT & CUSTODY BANKS 0.2%
    (a) Regent Pacific Group Ltd. .........................      Hong Kong          25,707,985               1,466,401
                                                                                                        --------------
        COAL & CONSUMABLE FUELS 3.7%
  (a,b) Energy Coal Resources, 144A .......................    United States           199,375               3,712,362
    (a) Niger Uranium Ltd. ................................   Cayman Islands            29,561                   4,615
    (a) Patriot Coal Corp. ................................    United States            49,000               6,181,350
        Peabody Energy Corp. ..............................    United States           225,000              15,221,250
    (a) Uranium One Inc. ..................................       Canada             2,352,000               8,408,205
                                                                                                        --------------
                                                                                                            33,527,782
                                                                                                        --------------
        CONSTRUCTION & ENGINEERING 1.4%
        Boart Longyear Group ..............................     Australia            6,762,000              12,984,744
                                                                                                        --------------
        CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS 1.0%
    (a) Terex Corp. .......................................    United States           186,000               8,803,380
                                                                                                        --------------
        DIVERSIFIED CHEMICALS 0.0%(c)
  (a,d) Solutia Inc. ......................................    United States               789                  12,048
  (a,d) Solutia Inc., wts., 2/28/13 .......................    United States             5,878                   4,996
                                                                                                        --------------
                                                                                                                17,044
                                                                                                        --------------
        DIVERSIFIED METALS & MINING 5.1%
    (a) African Copper PLC ................................   United Kingdom         2,400,000               1,172,104
        Anglo American PLC ................................   United Kingdom            70,000               4,053,311
        Anglo American PLC, ADR ...........................   United Kingdom            68,250               1,949,220
        BHP Billiton PLC, ADR .............................   United Kingdom           103,000               6,824,780
    (a) First Uranium Corp. ...............................    South Africa            410,000               2,202,579
  (a,e) First Uranium Corp., 144A .........................       Canada               205,200               1,102,364
        Freeport-McMoRan Copper & Gold Inc., B ............    United States            29,000               2,805,750
    (a) Mineral Deposits Ltd. .............................      Australia           3,800,000               3,147,707
    (a) Mirabela Nickel Ltd. ..............................      Australia             400,000               1,703,458
  (a,e) Mirabela Nickel Ltd., 144A ........................       Brazil               131,250                 558,947
    (a) Nautilus Minerals Inc. ............................       Canada               860,000               1,352,412
    (a) Nautilus Minerals Inc., Reg D .....................       Canada               474,000                 745,399
    (a) Nautilus Minerals Inc., wts., Reg D, 2/15/09 ......       Canada               237,000                      --
        OZ Minerals Ltd. ..................................     Australia            3,700,000               6,965,620
        Southern Copper Corp. .............................    United States           147,000               4,083,660
        Xstrata PLC .......................................     Switzerland            108,000               7,805,860
                                                                                                        --------------
                                                                                                            46,473,171
                                                                                                        --------------
        ELECTRICAL COMPONENTS & EQUIPMENT 0.2%
    (a) JA Solar Holdings Co. Ltd., ADR ...................      China                  95,000               1,441,150
                                                                                                        --------------


                    Quarterly Statements of Investments | 21

Franklin Strategic Series

        FRANKLIN NATURAL RESOURCES FUND                          COUNTRY           SHARES/WARRANTS           VALUE
        -------------------------------                       --------------   ----------------------   --------------
        COMMON STOCKS AND WARRANTS 96.5% (CONTINUED)
        GOLD 5.1%
        AngloGold Ashanti Ltd., ADR .......................    South Africa            139,790          $    4,608,876
        Barrick Gold Corp. ................................       Canada               412,000              17,448,200
        Franco-Nevada Corp. ...............................       Canada                20,000                 416,292
  (a,e) Franco-Nevada Corp., 144A .........................       Canada               280,000               5,828,092
        Gold Fields Ltd., ADR .............................    South Africa            294,000               3,472,140
    (a) Jinshan Gold Mines Inc. ...........................       Canada               397,300                 892,547
  (a,e) Jinshan Gold Mines Inc., 144A .....................       Canada             1,305,000               2,931,725
        Newcrest Mining Ltd. ..............................      Australia             343,000               9,518,087
    (a) Orezone Resources Inc. ............................       Canada             1,400,000               1,190,000
                                                                                                        --------------
                                                                                                            46,305,959
                                                                                                        --------------
        INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.5%
  (a,e) Iberdrola Renovables, 144A ........................       Spain                686,000               4,556,982
                                                                                                        --------------
        INTEGRATED OIL & GAS 19.0%
        BP PLC, ADR .......................................   United Kingdom           103,000               6,328,320
        Chevron Corp. .....................................    United States           299,003              25,283,694
        ConocoPhillips ....................................    United States           274,000              22,363,880
        Exxon Mobil Corp. .................................    United States           372,000              29,919,960
        Marathon Oil Corp. ................................    United States           620,000              30,671,400
        Murphy Oil Corp. ..................................    United States           168,300              13,418,559
        Occidental Petroleum Corp. ........................    United States           343,000              27,038,690
        Petroleo Brasileiro SA, ADR .......................       Brazil                78,000               4,360,980
        Total SA, B, ADR ..................................       France               176,000              13,464,000
                                                                                                        --------------
                                                                                                           172,849,483
                                                                                                        --------------
        MARINE 0.8%
        Aries Maritime Transport Ltd. .....................       Bermuda              559,000               1,671,410
        Genco Shipping & Trading Ltd. .....................    United States            83,000               5,658,940
                                                                                                        --------------
                                                                                                             7,330,350
                                                                                                        --------------
        OIL & GAS DRILLING 4.2%
    (a) Nabors Industries Ltd. ............................       Bermuda              196,000               7,146,160
        Noble Corp. .......................................    United States           132,000               6,846,840
        Rowan Cos. Inc. ...................................    United States            98,000               3,900,400
    (a) Transocean Inc. ...................................    United States           147,000              19,996,410
                                                                                                        --------------
                                                                                                            37,889,810
                                                                                                        --------------
        OIL & GAS EQUIPMENT & SERVICES 24.7%
        Baker Hughes Inc. .................................    United States            75,000               6,218,250
    (a) Cameron International Corp. .......................    United States           160,000               7,641,600
    (a) Dresser-Rand Group Inc. ...........................    United States           201,000               7,658,100
    (a) Dril-Quip Inc .....................................    United States           260,000              14,076,400
    (a) FMC Technologies Inc. .............................    United States           240,000              14,075,520
    (a) Global Industries Ltd. ............................    United States           790,000               9,432,600
        Halliburton Co. ...................................    United States           686,000              30,746,520
    (a) Helix Energy Solutions Group Inc. .................    United States           442,000              14,113,060
    (a) Hornbeck Offshore Services Inc. ...................    United States           113,000               5,037,540
    (a) National Oilwell Varco Inc. .......................    United States           265,000              20,836,950


                    22 | Quarterly Statements of Investments

Franklin Strategic Series

        FRANKLIN NATURAL RESOURCES FUND                          COUNTRY           SHARES/WARRANTS           VALUE
        -------------------------------                       --------------   ----------------------   --------------
        COMMON STOCKS AND WARRANTS (CONTINUED)
        OIL & GAS EQUIPMENT & SERVICES (CONTINUED)
    (a) North American Energy Partners ....................       Canada               268,000          $    4,848,120
    (a) Oil States International Inc. .....................   United States            137,000               7,518,560
    (a) PHI Inc., non-voting ..............................   United States             78,000               3,133,260
        Schlumberger Ltd. .................................   United States            209,000              21,234,400
        Smith International Inc. ..........................   United States            294,000              21,867,720
    (a) Superior Energy Services Inc. .....................   United States            142,000               6,735,060
    (a) T-3 Energy Services Inc. ..........................   United States            108,000               7,405,560
    (a) Tesco Corp. .......................................       Canada               225,000               6,990,750
    (a) Weatherford International Ltd. ....................   United States            379,700              14,326,081
                                                                                                        --------------
                                                                                                           223,896,051
                                                                                                        --------------
        OIL & GAS EXPLORATION & PRODUCTION 21.2%
        Addax Petroleum Corp. .............................       Canada               220,000               8,593,280
    (e) Addax Petroleum Corp., 144A .......................       Canada               150,000               5,859,054
    (a) Bill Barrett Corp. ................................   United States            274,000              11,272,360
        Chesapeake Energy Corp. ...........................   United States            167,000               8,375,050
        Devon Energy Corp. ................................   United States            206,000              19,547,340
        EOG Resources Inc. ................................   United States            108,000              10,857,240
    (a) Mariner Energy Inc. ...............................   United States            647,000              17,119,620
    (a) McMoRan Exploration Co. ...........................   United States            196,000               5,258,680
        Nexen Inc. ........................................       Canada               451,000              14,189,012
        Noble Energy Inc. .................................   United States            220,000              16,251,400
  (a,b) Northern Oil & Gas Inc., 144A .....................   United States            333,000               2,356,308
    (a) OGX 7Petroleo e Gas Participacoes SA ..............       Brazil                 1,375                 675,725
    (a) Petrohawk Energy Corp. ............................   United States            627,000              20,891,640
        Range Resources Corp. .............................   United States             55,000               2,670,800
    (a) SandRidge Energy Inc. .............................   United States            176,000               8,604,640
    (a) Southwestern Energy Co ............................   United States            588,000              21,350,280
        XTO Energy Inc. ...................................   United States            397,000              18,750,310
                                                                                                        --------------
                                                                                                           192,622,739
                                                                                                        --------------
        OIL & GAS REFINING & MARKETING 3.5%
        Aegean Marine Petroleum Network Inc. ..............   United States            137,000               4,959,400
    (a) CVR Energy Inc. ...................................   United States            333,000               5,278,050
        Holly Corp. .......................................   United States            137,000               3,915,460
    (a) Petroplus Holdings AG .............................    Switzerland              60,000               2,436,426
  (a,e) Petroplus Holdings AG, 144A .......................    Switzerland              39,000               1,583,677
        Valero Energy Corp. ...............................   United States            412,000              13,764,920
                                                                                                        --------------
                                                                                                            31,937,933
                                                                                                        --------------
        OIL & GAS STORAGE & TRANSPORTATION 0.8%
        Arlington Tankers Ltd. ............................      Bermuda               186,000               3,792,540
        DHT Maritime Inc. .................................   Jersey Islands           389,600               3,654,448
                                                                                                        --------------
                                                                                                             7,446,988
                                                                                                        --------------
        PACKAGED FOODS & MEATS 0.7%
    (a) Cosan Ltd.,(a) ....................................       Brazil               519,000               6,804,090
                                                                                                        --------------


                    Quarterly Statements of Investments | 23

Franklin Strategic Series

        FRANKLIN NATURAL RESOURCES FUND                          COUNTRY           SHARES/WARRANTS           VALUE
        -------------------------------                       --------------   ----------------------   --------------
        COMMON STOCKS AND WARRANTS (CONTINUED)
        PRECIOUS METALS & MINERALS 1.5%
    (a) Fresnillo PLC .....................................   United Kingdom           150,000          $    1,174,542
  (a,e) Fresnillo PLC, 144A ...............................   United Kingdom           449,400               3,518,929
    (a) Gammon Gold Inc. ..................................       Canada               500,000               5,127,955
        Hochschild Mining PLC .............................   United Kingdom            60,000                 365,743
    (e) Hochschild Mining PLC, 144A .......................   United Kingdom           530,000               3,230,735
                                                                                                        --------------
                                                                                                            13,417,904
                                                                                                        --------------
        SPECIALTY CHEMICALS 0.9%
    (a) Flotek Industries Inc. ............................   United States            440,000               8,087,200
                                                                                                        --------------
        TOTAL COMMON STOCKS AND WARRANTS
           (COST $670,416,096) ............................                                                876,263,291
                                                                                                        --------------
        PREFERRED STOCKS 2.1%
        DIVERSIFIED METALS & MINING 0.9%
        Companhia Vale do Rio Doce, ADR, pfd., A ..........       Brazil               304,000               7,955,680
                                                                                                        --------------
        INTEGRATED OIL & GAS 1.2%
        Petroleo Brasileiro SA, ADR, pfd ..................       Brazil               240,000              11,001,600
                                                                                                        --------------
        TOTAL PREFERRED STOCKS (COST $8,702,566) ..........                                                 18,957,280
                                                                                                        --------------
        TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENT
           (COST $679,118,662) ............................                                                895,220,571
                                                                                                        --------------
        SHORT TERM INVESTMENT (COST $20,123,678) 2.2%
        MONEY MARKET FUND 2.2%
    (f) Franklin Institutional Fiduciary Trust Money Market
           Portfolio, 2.20% ...............................   United States         20,123,678              20,123,678
                                                                                                        --------------
        TOTAL INVESTMENTS (COST $699,242,340) 100.8% ......                                                915,344,249
        OTHER ASSETS, LESS LIABILITIES (0.8)% .............                                                 (7,708,388)
                                                                                                        --------------
        NET ASSETS 100.0% .................................                                             $  907,635,861
                                                                                                        ==============

See Selected Portfolio Abbreviations on page 52.

(a)  Non-income producing for the twelve months ended July 31, 2008.

(b)  See Note 5 regarding restricted securities.

(c)  Rounds to less than 0.1% of net assets.

(d)  See Note 7 regarding other considerations.

(e) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2008, the aggregate value of these securities was $29,170,505, representing 3.21% of net assets.

(f) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    24 | Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2008 (UNAUDITED)

        FRANKLIN SMALL CAP GROWTH FUND                                                 SHARES                VALUE
        ------------------------------                                         ----------------------   --------------
        COMMON STOCKS 99.7%
        CONSUMER DISCRETIONARY 14.3%
    (a) Chipotle Mexican Grill Inc., B ....................                                    93,700   $    5,998,674
    (a) Drew Industries Inc. ..............................                                   358,900        5,311,720
    (a) FGX International Holdings Ltd. (Virgin Islands
           (British)) .....................................                                   628,300        7,288,280
    (a) Gaiam Inc., A .....................................                                   174,000        2,550,840
    (a) K12 Inc. ..........................................                                    87,300        2,206,944
    (a) Lions Gate Entertainment Corp. ....................                                   837,400        8,248,390
        Orient-Express Hotels Ltd., A .....................                                   107,400        3,575,346
  (a,b) Panera Bread Co. ..................................                                   117,600        5,891,760
    (a) Shuffle Master Inc. ...............................                                 1,462,600        7,064,358
    (a) Shutterfly Inc. ...................................                                   222,600        2,032,338
        Strayer Education Inc. ............................                                    46,600       10,377,820
    (a) Tenneco Inc. ......................................                                   303,400        4,375,028
    (a) Tractor Supply Co. ................................                                   193,300        7,347,333
    (a) Universal Technical Institute Inc. ................                                   441,700        6,484,156
                                                                                                        --------------
                                                                                                            78,752,987
                                                                                                        --------------
        CONSUMER STAPLES 2.7%
    (a) Hain Celestial Group Inc. .........................                                   347,700        9,088,878
    (a) Hansen Natural Corp. ..............................                                   246,600        5,637,276
                                                                                                        --------------
                                                                                                            14,726,154
                                                                                                        --------------
        ENERGY 7.7%
    (a) Bill Barrett Corp. ................................                                   154,600        6,360,244
    (a) Dril-Quip Inc. ....................................                                   148,000        8,012,720
    (a) Helix Energy Solutions Group Inc. .................                                   213,700        6,823,441
    (a) Mariner Energy Inc. ...............................                                   447,600       11,843,496
    (a) Superior Energy Services Inc. .....................                                   205,000        9,723,150
                                                                                                        --------------
                                                                                                            42,763,051
                                                                                                        --------------
        FINANCIALS 3.5%
        Assured Guaranty Ltd. .............................                                   186,300        2,134,998
        FelCor Lodging Trust Inc. .........................                                   587,600        4,694,924
        iStar Financial Inc. ..............................                                   487,700        4,004,017
    (a) MSCI Inc. Class A .................................                                   108,100        3,215,975
    (a) NewStar Financial Inc. ............................                                   114,600          629,154
        optionsXpress Holdings Inc. .......................                                   177,100        4,393,851
                                                                                                        --------------
                                                                                                            19,072,919
                                                                                                        --------------
        HEALTH CARE 16.6%
    (a) American Medical Systems Holdings Inc. ............                                   649,100       10,690,677
    (a) Angiotech Pharmaceuticals Inc. ....................                                 1,666,900        3,250,455
    (a) Cadence Pharmaceuticals Inc. ......................                                   438,700        4,514,223
    (a) Dexcom Inc. .......................................                                   681,700        4,581,024
  (a,c) Impax Laboratories Inc. ...........................                                   257,100        1,828,495
    (a) K-V Pharmaceutical Co., A .........................                                   324,300        6,644,907
    (a) The Medicines Co. .................................                                   116,900        2,596,349
    (a) MWI Veterinary Supply Inc. ........................                                   114,100        3,998,064
    (a) Myriad Genetics Inc. ..............................                                   145,700        9,689,050


                    Quarterly Statements of Investments | 25

Franklin Strategic Series

        FRANKLIN SMALL CAP GROWTH FUND                                                 SHARES                VALUE
        ------------------------------                                         ----------------------   --------------
        COMMON STOCKS (CONTINUED)
        HEALTH CARE (CONTINUED)
    (a) PAREXEL International Corp. .......................                                   252,400   $    7,377,652
    (a) Penwest Pharmaceuticals Co. .......................                                   571,600        1,737,664
    (a) Psychiatric Solutions Inc. ........................                                   346,700       12,141,434
    (a) Sequenom Inc. .....................................                                   285,300        6,094,008
    (a) Tomotherapy Inc. ..................................                                   359,800        3,508,050
    (a) Varian Inc. .......................................                                   130,800        6,461,520
    (a) VCA Antech Inc. ...................................                                   231,100        6,734,254
                                                                                                        --------------
                                                                                                            91,847,826
                                                                                                        --------------
        INDUSTRIALS 11.2%
    (a) Allegiant Travel Co. ..............................                                   321,600        7,937,088
    (a) Astec Industries Inc. .............................                                    83,500        2,665,320
    (a) BE Aerospace Inc. .................................                                   271,800        6,979,824
    (a) Force Protection Inc. .............................                                   994,300        3,440,278
    (a) Huron Consulting Group Inc. .......................                                   221,500       11,553,440
        Manitowoc Co. Inc. ................................                                   109,100        2,875,876
    (a) Mobile Mini Inc. ..................................                                   392,200        7,836,156
    (a) Orbital Sciences Corp. ............................                                   215,800        5,397,158
        Pacer International Inc. ..........................                                   230,900        5,481,566
    (a) Stanley Inc. ......................................                                   140,800        4,397,184
    (a) Yingli Green Energy Holding Co Ltd., ADR (China) ..                                   207,700        3,501,822
                                                                                                        --------------
                                                                                                            62,065,712
                                                                                                        --------------
        INFORMATION TECHNOLOGY 40.5%
    (a) Advanced Analogic Technologies Inc. ...............                                   638,400        2,636,592
    (a) ANSYS Inc. ........................................                                   160,300        7,354,564
    (a) Atheros Communications ............................                                   227,400        7,049,400
    (a) Bottomline Technologies Inc. ......................                                   924,500       11,066,265
    (a) Coherent Inc. .....................................                                   300,900       10,381,050
    (a) Compellent Technologies Inc. ......................                                   322,536        3,657,558
    (a) CyberSource Corp. .................................                                   409,000        7,259,750
    (a) DealerTrack Holdings Inc. .........................                                   280,600        4,371,748
    (a) EPIQ Systems Inc. .................................                                   354,700        4,142,896
    (a) FARO Technologies Inc. ............................                                   299,300        7,093,410
    (a) FLIR Systems Inc. .................................                                   200,200        8,156,148
    (a) FormFactor Inc. ...................................                                   413,700        7,198,380
        Heartland Payment Systems Inc. ....................                                   186,300        4,286,763
    (a) Internap Network Services Corp. ...................                                   107,748          495,641
    (a) Ixia ..............................................                                 1,090,100        9,549,276
    (a) Microsemi Corp. ...................................                                   445,800       11,572,968
    (a) Microtune Inc. ....................................                                 1,318,700        4,285,775
        National Instruments Corp. ........................                                   147,102        5,008,823
    (a) Netlogic Microsystems Inc. ........................                                   311,700        9,977,517
    (a) Nuance Communications Inc. ........................                                   522,800        8,113,856
    (a) Omniture Inc. .....................................                                   264,400        4,587,340
    (a) Power Integrations Inc. ...........................                                   364,800        9,966,336
    (a) Quest Software Inc. ...............................                                   768,700       11,615,057
    (a) Riverbed Technology Inc. ..........................                                   476,400        7,560,468


                    26 | Quarterly Statements of Investments

Franklin Strategic Series

        FRANKLIN SMALL CAP GROWTH FUND                                                 SHARES                VALUE
        ------------------------------                                         ----------------------   --------------
        COMMON STOCKS (CONTINUED)
        INFORMATION TECHNOLOGY (CONTINUED)
    (a) Sapient Corp. .....................................                                 1,631,100   $   10,536,906
    (a) Silicon Laboratories Inc. .........................                                   262,700        8,592,917
    (a) Trimble Navigation Ltd. ...........................                                   275,000        9,130,000
    (a) Varian Semiconductor Equipment Associates Inc. ....                                   224,475        6,559,160
    (a) VeriFone Holdings Inc. ............................                                   350,200        5,238,992
    (a) ViaSat Inc. .......................................                                   481,200       11,082,036
    (a) Xyratex Ltd. (Bermuda) ............................                                   369,100        5,470,062
                                                                                                        --------------
                                                                                                           223,997,654
                                                                                                        --------------
        MATERIALS 1.5%
        FMC Corp. .........................................                                   112,100        8,336,877
                                                                                                        --------------
        TELECOMMUNICATION SERVICES 1.7%
    (a) SBA Communications Corp. ..........................                                   250,000        9,472,500
                                                                                                        --------------
        TOTAL COMMON STOCKS (COST $524,114,270) ...........                                                551,035,680
                                                                                                        --------------
        SHORT TERM INVESTMENTS 1.1%
        MONEY MARKET FUND (COST $3,356,624) 0.6%
    (d) Franklin Institutional Fiduciary Trust Money Market
           Portfolio, 2.20% ...............................                                 3,356,624        3,356,624
                                                                                                        --------------
        INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR
           LOANED SECURITIES 0.5%
        MONEY MARKET FUND (COST $2,938,000) 0.5%
    (e) Bank of New York Institutional Cash Reserve Fund,
           2.50% ..........................................                                 2,938,000        2,938,000
                                                                                                        --------------
        TOTAL INVESTMENTS (COST $530,408,894) 100.8% ......                                                557,330,304
        OTHER ASSETS, LESS LIABILITIES (0.8)% .............                                                (4,275,827)
                                                                                                        --------------
        NET ASSETS 100.0% .................................                                             $  553,054,477
                                                                                                        ==============

See Selected Portfolio Abbreviations on page 52.

(a)  Non-income producing for the twelve months ended July 31, 2008.

(b)  A portion or all of the security is on loan at July 31, 2008.

(c)  See Note 5 regarding restricted securities.

(d) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(e)  The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 27

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2008 (UNAUDITED)

        FRANKLIN SMALL-MID CAP GROWTH FUND                        COUNTRY             SHARES                VALUE
        ----------------------------------                    --------------   ----------------------   --------------
        COMMON STOCKS 95.9%
        CONSUMER DISCRETIONARY 10.4%
        BorgWarner Inc.....................................    United States         1,347,100          $   54,315,072
    (a) Chipotle Mexican Grill Inc., B ....................    United States           633,557              40,560,319
    (a) Dick's Sporting Goods Inc. ........................    United States         1,651,800              28,989,090
        Guess? Inc. .......................................    United States         2,466,100              78,101,387
    (b) The Men's Wearhouse Inc. ..........................    United States         3,301,000              65,722,910
        Nordstrom Inc. ....................................    United States         1,385,300              39,813,522
        PetSmart Inc. .....................................    United States         2,370,760              53,839,960
    (a) Tractor Supply Co. ................................    United States         1,201,500              45,669,015
    (b) Wolverine World Wide Inc. .........................    United States         3,387,132              90,538,039
    (a) Zumiez Inc. .......................................    United States           911,528              13,454,153
                                                                                                        --------------
                                                                                                           511,003,467
                                                                                                        --------------
        CONSUMER STAPLES 1.7%
    (a) Hain Celestial Group Inc. .........................    United States         1,142,600              29,867,564
    (a) Hansen Natural Corp. ..............................    United States         2,444,000              55,869,840
                                                                                                        --------------
                                                                                                            85,737,404
                                                                                                        --------------
        ENERGY 10.0%
    (a) Bill Barrett Corp. ................................    United States         1,292,700              53,181,678
    (a) Cameron International Corp. .......................    United States         1,054,200              50,348,592
    (a) FMC Technologies Inc. .............................    United States         1,165,556              68,357,528
    (a) Mariner Energy Inc. ...............................    United States         4,049,600             107,152,416
        Smith International Inc. ..........................    United States         2,160,700             160,712,866
    (a) Southwestern Energy Co. ...........................    United States         1,541,700              55,979,127
                                                                                                        --------------
                                                                                                           495,732,207
                                                                                                        --------------
        FINANCIALS 3.2%
    (a) Affiliated Managers Group Inc. ....................    United States         1,153,300              99,645,120
        FelCor Lodging Trust Inc. .........................    United States         2,072,500              16,559,275
        iStar Financial Inc. ..............................    United States         5,366,000              44,054,860
                                                                                                        --------------
                                                                                                           160,259,255
                                                                                                        --------------
        HEALTH CARE 16.4%
    (a) Allscripts Healthcare Solutions Inc. ..............    United States         2,106,600              25,384,530
  (a,b) American Medical Systems Holdings Inc. ............    United States         3,689,900              60,772,653
        C. R. Bard Inc. ...................................    United States           648,800              60,234,592
    (a) Cerner Corp. ......................................    United States         1,503,512              67,146,846
    (a) Community Health Systems Inc. .....................    United States         1,627,364              53,670,465
    (a) Express Scripts Inc. ..............................    United States         1,071,000              75,548,340
    (a) Henry Schein Inc. .................................    United States         1,185,500              63,495,380
    (a) Hologic Inc. ......................................    United States         1,832,660              33,849,230
    (a) Myriad Genetics Inc. ..............................    United States         1,011,700              67,278,050
        Pharmaceutical Product Development Inc. ...........    United States         1,265,100              48,250,914
    (a) Phase Forward Inc. ................................    United States            52,700                 969,680
    (a) QIAGEN NV .........................................     Netherlands          2,737,100              51,430,109
  (a,c) Stereotaxis Inc. ..................................    United States         1,463,200              10,447,248
    (a) Varian Medical Systems Inc. .......................    United States         1,384,800              83,088,000
    (a) Waters Corp. ......................................    United States         1,569,600             106,638,624
                                                                                                        --------------
                                                                                                           808,204,661
                                                                                                        --------------


                    28 | Quarterly Statements of Investments

Franklin Strategic Series

        FRANKLIN SMALL-MID CAP GROWTH FUND                        COUNTRY             SHARES                VALUE
        ----------------------------------                    --------------   ----------------------   --------------
        COMMON STOCKS (CONTINUED)
        INDUSTRIALS 16.5%
        AMETEK Inc. .......................................    United States         2,968,500          $  142,072,410
    (a) BE Aerospace Inc. .................................    United States         1,199,700              30,808,296
        Bucyrus International Inc. ........................    United States           515,900              36,118,159
        C.H. Robinson Worldwide Inc. ......................    United States         1,776,000              85,603,200
        Expeditors International of Washington Inc. .......    United States           788,100              27,985,431
    (a) Force Protection Inc. .............................    United States         3,289,200              11,380,632
    (a) Foster Wheeler Ltd. ...............................    United States         1,080,000              61,311,600
    (a) Orbital Sciences Corp. ............................    United States         2,858,500              71,491,085
        Precision Castparts Corp. .........................    United States         1,183,510             110,575,339
        Robert Half International Inc. ....................    United States         2,036,800              51,510,672
    (a) Ryanair Holdings PLC, ADR .........................       Ireland            1,549,500              37,730,325
  (a,c) SunPower Corp., A .................................    United States         1,253,100              98,706,687
    (a) Terex Corp. .......................................    United States         1,009,300              47,770,169
                                                                                                        --------------
                                                                                                           813,064,005
                                                                                                        --------------
        INFORMATION TECHNOLOGY 30.8%
    (a) Activision Blizzard Inc. ..........................    United States         3,359,400             120,871,212
    (a) Alliance Data Systems Corp. .......................    United States         1,560,200             100,086,830
    (a) Concur Technologies Inc. ..........................    United States           791,800              32,637,996
    (a) Equinix Inc. ......................................    United States           644,400              52,428,384
        FactSet Research Systems Inc. .....................    United States         1,750,400             100,945,568
  (a,c) FLIR Systems Inc. .................................    United States         3,900,300             158,898,222
  (a,b) FormFactor Inc. ...................................    United States         3,689,300              64,193,820
        Global Payments Inc. ..............................    United States         1,721,000              76,223,090
        Harris Corp. ......................................    United States         1,395,100              67,174,065
    (a) Lam Research Corp. ................................    United States         1,088,000              35,784,320
    (a) Logitech International SA .........................     Switzerland          1,621,540              42,532,994
        Maxim Integrated Products Inc. ....................    United States         2,701,800              53,063,352
    (a) Mettler-Toledo International Inc. .................    United States           844,727              90,816,600
  (a,b) Microsemi Corp. ...................................    United States         5,007,300             129,989,508
    (a) Nuance Communications Inc. ........................    United States         5,804,500              90,085,840
    (a) NVIDIA Corp. ......................................    United States         2,931,400              33,535,216
    (a) Omniture Inc. .....................................    United States           786,000              13,637,100
    (a) Riverbed Technology Inc. ..........................    United States         2,066,000              32,787,420
    (a) Salesforce.com Inc. ...............................    United States           497,400              31,729,146
  (a,b) Silicon Laboratories Inc. .........................    United States         2,423,900              79,285,769
    (a) Trimble Navigation Ltd. ...........................    United States         2,159,660              71,700,712
    (a) UbiSoft Entertainment SA ..........................       France               422,400              41,818,926
                                                                                                        --------------
                                                                                                         1,520,226,090
                                                                                                        --------------
        TELECOMMUNICATION SERVICES 5.9%
  (a,d) Anda Networks .....................................    United States            91,107                 172,192
    (a) Crown Castle International Corp. ..................    United States         1,257,800              48,047,960
    (a) MetroPCS Communications Inc. ......................    United States         4,018,200              66,822,666
    (a) NII Holdings Inc. .................................    United States         2,239,340             122,402,325
    (a) SBA Communications Corp. ..........................    United States         1,396,800              52,924,752
  (a,d) TeleCorp PCS Inc., Escrow Account .................    United States         4,569,500                      --
                                                                                                        --------------
                                                                                                           290,369,895
                                                                                                        --------------


                    Quarterly Statements of Investments | 29

Franklin Strategic Series

        FRANKLIN SMALL-MID CAP GROWTH FUND                        COUNTRY             SHARES                VALUE
        ----------------------------------                    --------------   ----------------------   --------------
        COMMON STOCKS (CONTINUED)
        UTILITIES 1.0%
        International Power PLC ............................  United Kingdom         6,343,700          $   51,905,101
                                                                                                        --------------
        TOTAL COMMON STOCKS (COST $4,303,344,584) .........                                              4,736,502,085
                                                                                                        --------------
        CONVERTIBLE PREFERRED STOCKS 0.0%(e)
        INDUSTRIALS 0.0%(e)
  (a,d) Foveo Inc., cvt. pfd., D, 144A ....................    United States         1,792,573                      --
  (a,d) Foveo Inc., cvt. pfd., E, 144A ....................    United States         2,597,593                 864,063
                                                                                                        --------------
        TOTAL CONVERTIBLE PREFERRED STOCKS
           (COST $16,635,019) .............................                                                    864,063
                                                                                                        --------------
        TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
           (COST $4,319,979,603) ..........................                                              4,737,366,148
                                                                                                        --------------
        SHORT TERM INVESTMENTS 6.3%
        MONEY MARKET FUND (COST $204,503,291) 4.2%
    (f) Franklin Institutional Fiduciary
           Trust Money Market Portfolio, 2.20% ............    United States       204,503,291             204,503,291
                                                                                                        --------------
        INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR
           LOANED SECURITIES 2.1%
        MONEY MARKET FUND (COST $104,389,000) 2.1%
    (g) Bank of New York Institutional Cash Reserve Fund,
           2.50% ..........................................    United States       104,389,000             104,389,000
                                                                                                        --------------
        TOTAL INVESTMENTS (COST $4,628,871,894) 102.2% ....                                              5,046,258,439
        OTHER ASSETS, LESS LIABILITIES (2.2)% .............                                               (110,517,494)
                                                                                                        --------------
        NET ASSETS 100.0% .................................                                             $4,935,740,945
                                                                                                        ==============

See Selected Portfolio Abbreviations on page 52.

(a)  Non-income producing for the twelve months ended July 31, 2008.

(b)  See Note 6 regarding holdings of 5% voting securities.

(c)  A portion or all of the security is on loan as of July 31, 2008.

(d)  See Note 5 regarding restricted securities.

(e)  Rounds to less than 0.1% of net assets.

(f) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(g)  The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    30 | Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2008 (UNAUDITED)

                                                                 COUNTRY/
        FRANKLIN STRATEGIC INCOME FUND                         ORGANIZATION            SHARES               VALUE
        ------------------------------                        --------------   ----------------------   --------------
        COMMON STOCKS 0.0%(a)
        AUTOMOBILES & COMPONENTS 0.0%(a)
  (b,c) Cambridge Industries Liquidating Trust Interest ...    United States           516,372          $        4,544
                                                                                                        --------------
        COMMERCIAL SERVICES & SUPPLIES 0.0%
  (b,c) VS Holdings Inc. ..................................    United States            64,666                      --
                                                                                                        --------------
        TOTAL COMMON STOCKS (COST $64,666) ................                                                      4,544
                                                                                                        --------------
        CONVERTIBLE PREFERRED STOCKS 1.4%
        BANKS 0.4%
        Fannie Mae, 8.75%, cvt. pfd. ......................    United States           121,200               2,983,944
        Wachovia Corp., 7.50%, cvt. pfd., L ...............    United States             7,000               6,128,150
        Washington Mutual Inc., 7.75%, cvt. pfd., R .......    United States            11,000               5,379,000
                                                                                                        --------------
                                                                                                            14,491,094
                                                                                                        --------------
        DIVERSIFIED FINANCIALS 0.5%
        Affiliated Managers Group Inc., 5.10%, cvt. pfd. ..    United States           161,000               6,641,250
        CIT Group Inc., 7.75%, cvt. pfd., Z ...............    United States           380,000               4,005,200
        E*TRADE Financial Corp., 6.125%, cvt. pfd. ........    United States           400,000               1,816,000
        Lehman Brothers Holdings Inc., 7.25%, cvt.
           pfd., P ........................................    United States             6,370               4,140,500
                                                                                                        --------------
                                                                                                            16,602,950
                                                                                                        --------------
        INSURANCE 0.2%
        American International Group Inc., 8.50%, cvt.
           pfd. ...........................................    United States           101,400               5,832,528
                                                                                                        --------------
        PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.3%
        Schering-Plough Corp., 6.00%, cvt. pfd. ...........    United States            43,000               8,426,396
                                                                                                        --------------
        TOTAL CONVERTIBLE PREFERRED STOCKS
           (COST $72,474,144) .............................                                                 45,352,968
                                                                                                        --------------
        PREFERRED STOCKS 0.3%
        BANKS 0.3%
        Freddie Mac, 8.375%, pfd., Z ......................    United States           276,000               4,678,200
        JPMorgan Chase & Co., 7.90%, pfd., 1, junior sub.
           note ...........................................    United States         5,000,000               4,638,680
                                                                                                        --------------
        TOTAL PREFERRED STOCKS (COST $11,915,870) .........                                                  9,316,880
                                                                                                        --------------


                                                                                 PRINCIPAL AMOUNT(d)
                                                                               ----------------------
    (e) SENIOR FLOATING RATE INTERESTS 16.1%
        AUTOMOBILES & COMPONENTS 0.1%
        Key Safety Systems Inc., Term Loan B, 4.71% - 5.06%,
           3/10/14 ........................................    United States           577,688                 480,925
        TRW Automotive Inc., Tranche B-1 Term Loan,
           4.188% - 4.313%, 2/09/14 .......................    United States         4,407,739               4,264,487
                                                                                                        --------------
                                                                                                             4,745,412
                                                                                                        --------------
        CAPITAL GOODS 0.9%
        Allison Transmission, Term Loan B, 5.21% - 5.47%,
           8/07/14 ........................................    United States         6,451,250               5,791,610
        Amsted Industries Inc.,
           DelayedDraw, 4.65% - 4.81%, 4/05/13 ............    United States         2,103,467               2,056,139
           Term Loan B, 4.68% - 4.81%, 4/05/13 ............    United States           626,750                 612,648
        Bucyrus International Inc., Tranche B Dollar
           Term Loan,
           4.077% - 4.291%, 5/04/14 .......................    United States           579,150                 558,880


                    Quarterly Statements of Investments | 31

Franklin Strategic Series

                                                                 COUNTRY/
        FRANKLIN STRATEGIC INCOME FUND                         ORGANIZATION      PRINCIPAL AMOUNT(d)         VALUE
        ------------------------------                        --------------   ----------------------   --------------
    (e) SENIOR FLOATING RATE INTERESTS (CONTINUED)
        CAPITAL GOODS (CONTINUED)
        Hawker Beechcraft Inc.,
           Synthetic L/C, 4.801%, 3/26/14 .................    United States           241,060          $      225,372
           Term Loan B, 4.801%, 3/26/14 ...................    United States         4,126,146               3,857,625
        Oshkosh Truck Corp., Term Loan B, 4.21% - 4.43%,
           12/06/13 .......................................    United States        11,339,818              10,381,252
        RBS Global Inc. (Rexnord Corp.), Term Loan, 5.286%,
           7/22/13 ........................................    United States         4,050,000               3,842,437
        TransDigm Inc., Term Loan B, 4.801%, 6/23/13 ......    United States           750,000                 729,750
                                                                                                        --------------
                                                                                                            28,055,713
                                                                                                        --------------
        COMMERCIAL SERVICES & SUPPLIES 1.5%
        Affinion Group Inc., Term Loan B, 4.963% - 5.178%,
           10/17/12 .......................................    United States         5,558,544               5,333,884
        Allied Waste North America Inc.,
           Credit Link, 4.360%, 3/28/14 ...................    United States         2,378,341               2,337,214
           Term Loan B, 3.96% - 4.57%, 3/28/14 ............    United States         3,955,776               3,887,373
    (f) ARAMARK Corp.,
           Synthetic L/C, 2.44%, 1/26/14 ..................    United States           885,285                 843,011
           Term Loan B, 4.676%, 1/26/14 ...................    United States        13,799,709              13,140,746
    (g) EnviroSolutions Inc., Initial Term Loan,
           11.50%-12.25%, 7/07/12 .........................    United States         1,200,000               1,089,000
        Nielsen Finance LLC (VNU Inc.), Dollar Term Loan,
           4.734%, 8/09/13 ................................    United States        14,232,472              13,264,593
        West Corp., Term Loan B-2, 4.838% - 5.171%,
           10/24/13 .......................................    United States         9,572,491               8,624,221
                                                                                                        --------------
                                                                                                            48,520,042
                                                                                                        --------------
        CONSUMER DURABLES & APPAREL 0.6%
        Jarden Corp.,
           Term Loan B1, 4.551%, 1/24/12 ..................    United States         2,875,662               2,737,869
           Term Loan B2, 4.551%, 1/24/12 ..................    United States         5,281,084               5,028,030
    (f) Jostens IH Corp. (Visant Holding Corp.),
           Term Loan C, 5.171%, 12/21/11 ..................    United States         4,558,727               4,456,156
        The William Carter Co., Term Loan B,
           3.963% - 4.299%, 7/14/12 .......................    United States         6,300,945               6,033,155
                                                                                                        --------------
                                                                                                            18,255,210
                                                                                                        --------------
        CONSUMER SERVICES 1.6%
        CBRL Group (Cracker Barrel),Term Loan B1, 4.29%,
           4/27/13 ........................................    United States         1,954,382               1,810,247
        Education Management LLC, Term Loan C, 4.563%,
           6/01/13 ........................................    United States        11,538,729              10,597,088
        Laureate Education Inc., Closing Date
           Term Loan, 5.708%, 8/17/14 .....................    United States         3,762,857               3,497,105


                    32 | Quarterly Statements of Investments

Franklin Strategic Series

                                                                 COUNTRY/
        FRANKLIN STRATEGIC INCOME FUND                         ORGANIZATION      PRINCIPAL AMOUNT(d)         VALUE
        ------------------------------                        --------------   ----------------------   --------------
    (e) SENIOR FLOATING RATE INTERESTS (CONTINUED)
        CONSUMER SERVICES (CONTINUED)
        OSI Restaurant Partners LLC (Outback),
           Pre-Funded Revolving Credit, 2.596%, 6/14/13 ...    United States           714,727          $      600,370
           Term Loan B, 5.125%, 6/14/14 ...................    United States         8,958,742               7,525,344
    (f) Penn National Gaming Inc., Term Loan B,
           4.21% - 4.55%, 10/03/12 ........................    United States        10,361,258               9,969,012
        VML U.S. Finance LLC (Venetian Macau),
           DelayedDraw, 5.06%, 5/25/12 ....................        Macau             6,311,607               6,103,096
           New Project Term Loans, 5.06%, 5/25/13 .........        Macau             2,814,598               2,721,615
           Term Loan B, 5.06%, 5/24/13 ....................        Macau            11,108,795              10,741,805
                                                                                                        --------------
                                                                                                            53,565,682
                                                                                                        --------------
        DIVERSIFIED FINANCIALS 0.6%
        Nuveen Investments Inc., Term Loan B,
           5.46% - 5.463%, 11/13/14 .......................    United States        14,141,821              13,116,539
        TD Ameritrade Holding Corp., Term Loan B, 3.96%,
           12/31/12 .......................................    United States         6,831,733               6,652,373
                                                                                                        --------------
                                                                                                            19,768,912
                                                                                                        --------------
        ENERGY 0.5%
        Citgo Petroleum Corp., Term Loan B, 3.767%,
           11/15/12 .......................................    United States         6,477,501               6,056,464
        Dresser Inc., Term Loan B, 4.713% -4.969%,
           5/04/14 ........................................    United States         7,803,438               7,504,309
        Niska Gas Storage Canada ULC (C/R Gas),
           Asset Sale Term Loan, 4.843%, 5/13/11 ..........       Canada                99,699                  92,969
           Canadian Term Loan, 4.534%, 5/12/13 ............       Canada             1,589,364               1,482,082
        Niska Gas Storage U.S. LLC (C/R Gas),
           DelayedDraw, 4.844%, 5/12/13 ...................    United States           174,484                 162,706
           U.S. Term Loan, 4.411%, 5/12/13 ................    United States           257,582                 240,195
                                                                                                        --------------
                                                                                                            15,538,725
                                                                                                        --------------
        FOOD, BEVERAGE & TOBACCO 0.4%
        Constellation Brands Inc., Term Loan B,
           4.00% - 4.188%, 6/05/13 ........................    United States         6,775,200               6,584,648
        Dean Foods Co., Term Loan B, 3.97% - 4.31%,
           4/02/14 .... ...................................    United States         8,498,935               8,050,089
                                                                                                        --------------
                                                                                                            14,634,737
                                                                                                        --------------
        HEALTH CARE EQUIPMENT & SERVICES 1.7%
        Bausch and Lomb Inc.,
           Delayed Draw Term Loan, 6.051%, 4/28/15 ........    United States           276,000                 269,215
           Parent Term Loan B, 6.051%, 4/28/15 ............    United States         1,830,800               1,785,793
        Community Health Systems Inc., Term Loan,
           4.713% - 4.899%, 7/25/14 .......................    United States        19,720,119              18,699,820
        DaVita Inc., Term Loan B-1, 3.97% - 4.30%,
           10/05/12 .......................................    United States         6,325,000               6,101,367
    (f) DJO Finance LLC, Term Loan B, 5.463% - 5.801%,
           5/20/14 ........................................    United States         6,404,744               6,228,613
        Fresenius Medical Care Holdings Inc., Term Loan B,
           4.019% - 4.184%, 3/31/13 .......................    United States         6,978,232               6,796,142


                    Quarterly Statements of Investments | 33

Franklin Strategic Series

                                                                  COUNTRY/
        FRANKLIN STRATEGIC INCOME FUND                         ORGANIZATION      PRINCIPAL AMOUNT(d)          VALUE
        ---------------------------------------------------   --------------   ----------------------   --------------
    (e) SENIOR FLOATING RATE INTERESTS (CONTINUED)
        HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
        HCA Inc.,
           Term Loan A-1, 4.801%, 11/19/12 ................    United States         5,508,522          $    5,175,808
           Term Loan B-1, 5.051%, 11/18/13 ................    United States         8,416,429               7,926,054
        LifePoint Hospitals Inc., Term Loan B, 4.274%,
           4/15/12 ........................................    United States         2,812,042               2,723,111
                                                                                                        --------------
                                                                                                            55,705,923
                                                                                                        --------------
        MATERIALS 1.4%
        Celanese U.S. Holdings LLC, Dollar Term Loan,
           4.283%, 4/02/14 ................................    United States         7,282,813               6,867,954
        Domtar Corp., Term Loan, 3.838%, 3/07/14 ..........    United States         6,647,504               6,428,688
        Georgia-Pacific Corp.,
           Additional Term Loan, 4.446% - 4.551%,
           12/20/12 .......................................    United States         2,031,299               1,920,746
    (f)    Term Loan B, 4.399% - 4.551%, 12/20/12 .........    United States        11,099,819              10,495,711
        Hexion Specialty Chemicals BV, Term Loan C-2,
           5.063%, 5/03/13 ................................     Netherlands          1,200,355               1,047,310
        Hexion Specialty Chemicals Inc., Term Loan C-1,
           5.063%, 5/03/13 ................................    United States         5,525,770               4,821,235
        Ineos U.S. Finance LLC,
           Term Loan B2, 4.885%, 12/16/13 .................    United States         1,939,616               1,622,004
           Term Loan C2, 5.385%, 12/23/14 .................    United States         1,939,616               1,622,004
        Nalco Co., Term Loan B, 4.22% - 4.92%, 11/04/10 ...    United States         4,318,089               4,274,908
        Rockwood Specialties Group Inc., Term Loan E,
           4.299%, 7/30/12 ................................    United States         7,528,278               7,263,440
                                                                                                        --------------
                                                                                                            46,364,000
                                                                                                        --------------
        MEDIA 2.8%
        Citadel Broadcasting Corp., Term Loan B, 4.095% -
           4.435%, 6/12/14 ................................    United States         6,191,032               5,076,647
        CSC Holdings Inc. (Cablevision), Incremental Term
           Loan, 4.206%, 3/29/13 ..........................    United States         8,233,788               7,822,098
        Dex Media West LLC, Term Loan B, 7.00%, 10/24/14 ..    United States         6,295,026               5,966,507
        DIRECTV Holdings LLC, Term Loan B, 3.963%,
           4/13/13 ........................................    United States         6,403,639               6,264,130
        Idearc Inc.,
           Term Loan A, 3.97% - 4.30%, 11/17/13 ...........    United States         2,100,000               1,668,624
           Term Loan B, 4.47% - 4.80%, 11/17/14 ...........    United States         6,103,090               4,569,688
        Insight Midwest Holdings, Term Loan B, 4.47%,
           4/02/14 ........................................    United States         4,549,500               4,388,120
        MCC Iowa,
           Term Loan D-1, 4.21% - 4.22%, 1/31/15 ..........    United States         3,539,140               3,242,737
           Tranche D-2 Term Loan, 4.21% - 4.22%, 1/31/15 ..    United States         1,726,951               1,582,319
        Mediacom LLC, Term Loan C, 4.21% - 4.22%, 1/31/15..    United States         3,044,896               2,789,886
        National CineMedia LLC, Term Loan, 4.54%, 2/13/15..    United States         2,939,453               2,673,986
        R.H. Donnelley Inc., Term Loan D-2, 6.43% - 6.75%,
           6/30/11 ........................................    United States         4,911,614               4,686,500
        Regal Cinemas Corp., Term Loan, 4.301%, 10/27/13 ..    United States        10,238,945               9,670,110
        Tribune Co.,
           Incremental Term Loan, 7.00%, 5/14/14 ..........    United States         1,866,762               1,283,399
           Term Loan B, 5.786%, 5/16/14 ...................    United States         8,563,500               6,149,663


                    34 | Quarterly Statements of Investments

Franklin Strategic Series

                                                                  COUNTRY/
        FRANKLINSTRATEGIC INCOME FUND                          ORGANIZATION      PRINCIPAL AMOUNT(d)           VALUE
        ---------------------------------------------------   --------------   ----------------------   --------------
    (e) SENIOR FLOATING RATE INTERESTS (CONTINUED)
        MEDIA (CONTINUED)
        Univision Communications Inc., Initial Term Loan,
           4.713% - 5.049%, 9/29/14 .......................    United States        17,400,000          $   14,287,036
        UPC Financing Partnership, Term Loan N, 4.221%,
           12/31/14 .......................................     Netherlands          9,230,000               8,678,507
                                                                                                        --------------
                                                                                                            90,799,957
                                                                                                        --------------
        REAL ESTATE 0.4%
        Capital Automotive REIT, Term Loan B, 4.23%,
           12/15/10 .......................................    United States         9,215,918               8,762,034
        Macerich Co., Term Loan B, 4.00%, 4/25/10 .........    United States         3,348,988               3,181,538
                                                                                                        --------------
                                                                                                            11,943,572
                                                                                                        --------------
        SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
        Fairchild Semiconductor Corp., Initial Term Loan,
           4.301%, 6/26/13 ................................    United States         4,697,212               4,497,581
                                                                                                        --------------
        SOFTWARE & SERVICES 1.2%
        Affiliated Computer Services Inc.,
           Additional Term Loan, 4.459% - 4.463%,
              3/20/13 .....................................    United States         6,423,158               6,235,479
           Term Loan B, 4.46%, 3/20/13 ....................    United States           596,700                 579,265
        Dealer Computer Services Inc. (Reynolds &
           Reynolds),
           First Lien Term Loan, 4.801%, 10/26/12 .........    United States         6,441,071               5,994,222
        First Data Corp., Term Loan B-2, 5.212% - 5.552%,
           9/24/14 ........................................    United States        18,035,898              16,635,248
        SunGard Data Systems Inc., New U.S. Term Loan,
           4.508%, 2/28/14 ................................    United States        11,098,560              10,490,891
                                                                                                        --------------
                                                                                                            39,935,105
                                                                                                        --------------
        TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
        Flextronics International USA Inc.,
           Term Loan A, 5.038% - 5.041%, 10/01/14 .........    United States         5,946,831               5,406,043
           Term Loan A-1, 5.041%, 10/01/14 ................    United States         1,708,859               1,553,461
                                                                                                        --------------
                                                                                                             6,959,504
                                                                                                        --------------
        TELECOMMUNICATION SERVICES 1.0%
        Alltel Communications Inc.,
           Term Loan B-1, 5.208%, 6/30/15 .................    United States           349,121                 345,569
           Term Loan B-3, 5.208%, 5/18/15 .................    United States        20,188,708              20,116,170
        Hawaiian Telecom Communications Inc., Term Loan C,
           6.25%, 6/01/14 .................................    United States         1,900,000               1,507,650
        Windstream Corp., Tranche B-1, 4.29%, 7/17/13 .....    United States        10,699,857              10,363,818
                                                                                                        --------------
                                                                                                            32,333,207
                                                                                                        --------------
        TRANSPORTATION 0.2%
        Avis Budget Car Rental LLC, Term Loan, 4.05%,
           4/19/12 ........................................    United States         5,596,406               4,911,719
        Hertz Corp.,
           Credit Link, 2.801%, 12/21/12 ..................    United States           484,444                 446,900
           Term Loan B, 4.21%, 12/21/12 ...................    United States         2,672,449               2,465,334
                                                                                                        --------------
                                                                                                             7,823,953
                                                                                                        --------------


                    Quarterly Statements of Investments | 35

Franklin Strategic Series

                                                                 COUNTRY/
        FRANKLIN  STRATEGIC INCOME FUND                        ORGANIZATION      PRINCIPAL AMOUNT(d)          VALUE
        ---------------------------------------------------   --------------   ----------------------   --------------
    (e) SENIOR FLOATING RATE INTERESTS (CONTINUED)
        UTILITIES 0.9%
        Dynegy Holdings Inc.,
           Term L/C Facility, 3.963%, 4/02/13 .............    United States         5,816,489          $    5,420,968
           Term Loan B, 3.963%, 4/02/13 ...................    United States           206,947                 192,874
        NRG Energy Inc.,
           Credit Link, 2.701%, 2/01/13 ...................    United States         2,110,136               2,012,542
           Term Loan, 4.301%, 2/01/13 .....................    United States         4,307,827               4,108,590
        Texas Competitive Electric Holdings Co. LLC,
    (f)    Term Loan B-2, 5.961% - 6.478%, 10/10/14 .......    United States        11,375,000              10,720,938
           Term Loan B-3, 6.234% - 6.478%, 10/10/14 .......    United States         7,760,902               7,290,398
                                                                                                        --------------
                                                                                                            29,746,310
                                                                                                        --------------
        TOTAL SENIOR FLOATING RATE INTERESTS
           (COST $551,101,038) ............................                                                529,193,545
                                                                                                        --------------
        CORPORATE BONDS 32.5%
        AUTOMOBILES & COMPONENTS 0.6%
        Ford Motor Credit Co. LLC, senior note,
           5.80%, 1/12/09 .................................    United States         6,000,000               5,820,840
           9.875%, 8/10/11 ................................    United States         9,500,000               7,760,617
    (h) TRW Automotive Inc., senior note, 144A, 7.25%,
           3/15/17 ........................................    United States         8,000,000               6,920,000
                                                                                                        --------------
                                                                                                            20,501,457
                                                                                                        --------------
        BANKS 1.2%
        Citigroup Capital XXI, pfd., junior sub. bond,
           8.30%, 12/21/77 ................................    United States        12,000,000              11,021,388
    (h) ICICI Bank Ltd., 144A, 6.625%, 10/03/12 ...........        India             7,000,000               6,939,464
        Svensk Exportkredit AB, senior note, 7.625%,
           6/30/14 ........................................       Sweden             3,780,000 NZD           2,849,085
        UBS AG Stamford, senior note, 5.875%, 12/20/17 ....    United States        10,000,000               9,772,610
    (i) Wells Fargo Capital XIII, pfd., 7.70%, Perpetual ..    United States         8,000,000               7,596,832
                                                                                                        --------------
                                                                                                            38,179,379
                                                                                                        --------------
        CAPITAL GOODS 1.5%
    (h) Allison Transmission Inc., senior note, 144A,
           11.00%, 11/01/15 ...............................    United States         7,500,000               6,825,000
        DRS Technologies Inc., senior sub. note,
           6.875%, 11/01/13 ...............................    United States         1,500,000               1,515,000
           7.625%, 2/01/18 ................................    United States         5,000,000               5,225,000
        L-3 Communications Corp., senior sub. note,
           5.875%, 1/15/15 ................................    United States         4,500,000               4,196,250
           6.375%, 10/15/15 ...............................    United States         2,000,000               1,890,000
    (h) Nortek Inc., senior note, 144A, 10.00%, 12/01/13 ..    United States         3,100,000               2,790,000
        RBS Global & Rexnord Corp., senior note, 9.50%,
           8/01/14 ........................................    United States         8,000,000               7,680,000
        RSC Equipment Rental Inc., senior note, 9.50%,
           12/01/14 .......................................    United States         8,000,000               6,600,000
        Terex Corp., senior sub. note, 8.00%, 11/15/17 ....    United States         7,500,000               7,368,750
        TransDigm Inc., senior sub. note, 7.75%, 7/15/14 ..    United States         7,000,000               6,860,000
                                                                                                        --------------
                                                                                                            50,950,000
                                                                                                        --------------


                    36 | Quarterly Statements of Investments

Franklin Strategic Series

                                                                 COUNTRY/
        FRANKLIN STRATEGIC INCOME FUND                         ORGANIZATION      PRINCIPAL AMOUNT(d)        VALUE
        ------------------------------                        --------------   ----------------------   --------------
        CORPORATE BONDS (CONTINUED)
        COMMERCIAL SERVICES & SUPPLIES 0.8%
        Allied Waste North America Inc., senior secured
           note, 6.875%, 6/01/17 ..........................    United States         5,200,000          $    5,018,000
        ARAMARK Corp., senior note, 8.50%, 2/01/15 ........    United States         7,500,000               7,509,375
    (h) Ceva Group PLC, senior note, 144A, 10.00%,
           9/01/14 ........................................   United Kingdom         7,000,000               7,105,000
        JohnsonDiversey Holdings Inc., senior disc. note,
           10.67%, 5/15/13 ................................    United States         2,000,000               2,010,000
        JohnsonDiversey Inc., senior sub. note, B, 9.625%,
           5/15/12 ........................................    United States         4,000,000               4,090,000
                                                                                                        --------------
                                                                                                            25,732,375
                                                                                                        --------------
        CONSUMER DURABLES & APPAREL 0.8%
        D.R. Horton Inc., senior note, 6.50%, 4/15/16 .....    United States         7,500,000               6,150,000
        Jarden Corp., senior sub. note, 7.50%, 5/01/17 ....    United States         8,000,000               7,000,000
        Jostens IH Corp., senior sub. note, 7.625%,
           10/01/12 .......................................    United States         7,500,000               7,312,500
        KB Home, senior note,
           6.25%, 6/15/15 .................................    United States         3,900,000               3,266,250
           7.25%, 6/15/18 .................................    United States         3,100,000               2,588,500
                                                                                                        --------------
                                                                                                            26,317,250
                                                                                                        --------------
        CONSUMER SERVICES 1.6%
    (h) Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15 ....    United States         6,500,000               3,477,500
        Harrah's Operating Co. Inc., senior note,
           6.50%, 6/01/16 .................................    United States         3,300,000               1,501,500
        Host Hotels & Resorts LP, senior note,
           6.875%, 11/01/14 ...............................    United States         1,000,000                 895,000
           K, 7.125%, 11/01/13 ............................    United States         6,000,000               5,550,000
           M, 7.00%, 8/15/12 ..............................    United States         2,000,000               1,890,000
        MGM MIRAGE, senior note,
           6.625%, 7/15/15 ................................    United States        11,000,000               8,717,500
           7.50%, 6/01/16 .................................    United States         1,000,000                 802,500
        OSI Restaurant Partners Inc., senior note, 10.00%,
           6/15/15 ........................................    United States         5,000,000               3,100,000
        Pinnacle Entertainment Inc., senior sub. note,
           8.25%, 3/15/12 .................................    United States         3,300,000               3,143,250
           8.75%, 10/01/13 ................................    United States         4,200,000               4,032,000
        Royal Caribbean Cruises Ltd., senior deb., 7.25%,
           3/15/18 ........................................    United States         9,000,000               7,515,000
        Starwood Hotels & Resorts Worldwide Inc., 6.75%,
           5/15/18 ........................................    United States         8,000,000               7,270,240
        Station Casinos Inc.,
           senior note, 6.00%, 4/01/12 ....................    United States         1,200,000                 810,000
           senior sub. note, 6.50%, 2/01/14 ...............    United States         1,000,000                 487,500
           senior sub. note, 6.875%, 3/01/16 ..............    United States         6,800,000               3,128,000
                                                                                                        --------------
                                                                                                            52,319,990
                                                                                                        --------------
        DIVERSIFIED FINANCIALS 4.0%
        American Express Co., senior note, 7.00%,
           3/19/18 ........................................    United States         8,000,000               7,991,968
    (i) Bank of America Corp., pfd., sub. bond, M, 8.125%,
           Perpetual ......................................    United States        14,000,000              13,040,440


                    Quarterly Statements of Investments | 37

Franklin Strategic Series

                                                                 COUNTRY/
        FRANKLIN STRATEGIC INCOME FUND                         ORGANIZATION      PRINCIPAL AMOUNT(d)        VALUE
        ------------------------------                        --------------   ----------------------   --------------
        CORPORATE BONDS (CONTINUED)
        DIVERSIFIED FINANCIALS (CONTINUED)
        Capmark Financial Group Inc., senior note, 6.30%,
           5/10/17 ........................................    United States         5,000,000          $    2,947,070
        CIT Group Funding Co. of Canada, senior note,
           4.65%, 7/01/10 .................................    United States         3,400,000               2,897,603
        CIT Group Inc., senior note, 7.625%, 11/30/12 .....    United States         4,600,000               3,914,218
        General Electric Capital Corp., senior note,
           A, 8.50%, 4/06/18 ..............................    United States       170,000,000 MXN          15,077,237
        GMAC LLC,
           7.25%, 3/02/11 .................................    United States         4,500,000               3,091,518
           6.875%, 9/15/11 ................................    United States         7,000,000               4,630,507
           6.875%, 8/28/12 ................................    United States         4,000,000               2,514,740
        The Goldman Sachs Group Inc., sub. note, 6.75%,
           10/01/37 .......................................    United States        12,500,000              11,133,050
        JPMorgan Chase Capital XXII, sub. bond, 6.45%,
           2/02/37 ........................................    United States        14,000,000              11,381,188
    (h) Kazmunaigaz Finance SUB BV, 144A, 9.125%,
           7/02/18 ........................................     Kazakhstan           6,500,000               6,646,250
        Lehman Brothers Holdings Inc., sub. note,
           6.50%, 7/19/17 .................................    United States        14,000,000              12,690,650
           7.50%, 5/11/38 .................................    United States         2,000,000               1,795,316
        Merrill Lynch & Co. Inc.,
           5.45%, 2/05/13 .................................    United States         2,000,000               1,859,254
           6.875%, 4/25/18 ................................    United States         1,000,000                 940,303
        senior note, 6.40%, 8/28/17 .......................    United States        12,000,000              11,001,552
        sub. bond, 7.75%, 5/14/38 .........................    United States         1,000,000                 913,684
        Morgan Stanley,
           senior note, 6.00%, 4/28/15 ....................    United States         2,000,000               1,885,800
           senior note, 6.625%, 4/01/18 ...................    United States         2,000,000               1,859,622
           sub. note, 4.75%, 4/01/14 ......................    United States        12,000,000              10,742,448
    (h) Residential Capital LLC, junior note, 144A, 9.625%,
           5/15/15 ........................................    United States         5,200,000               2,054,000
                                                                                                        --------------
                                                                                                           131,008,418
                                                                                                        --------------
        ENERGY 3.3%
        Canadian Natural Resources Ltd., 5.90%, 2/01/18 ...       Canada             7,500,000               7,458,562
        Chesapeake Energy Corp., senior note,
           7.625%, 7/15/13 ................................    United States         1,500,000               1,533,750
           6.625%, 1/15/16 ................................    United States         3,500,000               3,377,500
           6.25%, 1/15/18 .................................    United States         6,000,000               5,535,000
           7.25%, 12/15/18 ................................    United States         1,000,000                 985,000
        Compagnie Generale de Geophysique-Veritas,
           senior note,
           7.50%, 5/15/15 .................................       France             5,700,000               5,671,500
           7.75%, 5/15/17 .................................       France             1,800,000               1,795,500
        Copano Energy LLC, senior note,
           8.125%, 3/01/16 ................................    United States         7,000,000               6,860,000
    (h) 144A, 7.75%, 6/01/18 ..............................    United States         1,000,000                 952,500
        El Paso Corp., senior note, 6.875%, 6/15/14 .......    United States         7,000,000               7,029,526
        Mariner Energy Inc., senior note, 7.50%, 4/15/13 ..    United States         7,500,000               7,143,750


                    38 | Quarterly Statements of Investments

Franklin Strategic Series

                                                                 COUNTRY/
        FRANKLIN STRATEGIC INCOME FUND                         ORGANIZATION      PRINCIPAL AMOUNT(d)          VALUE
        ------------------------------                        --------------   ----------------------   --------------
        CORPORATE BONDS (CONTINUED)
        ENERGY (CONTINUED)
        MarkWest Energy Partners LP, senior note,
            6.875%, 11/01/14 ..............................   United States          7,000,000          $    6,562,500
        (h) 144A, 8.75%, 4/15/18 ..........................   United States            800,000                 800,000
    (h) Petroplus Finance Ltd., senior note,
           144A, 6.75%, 5/01/14 ...........................    Switzerland           8,000,000               7,040,000
        Plains Exploration & Production Co., senior note,
           7.625%, 6/01/18 ................................   United States          8,800,000               8,580,000
        Quicksilver Resources Inc., senior note,
           8.25%, 8/01/15 .................................   United States          6,900,000               6,744,750
    (h) SandRidge Energy Inc., senior note,
           144A, 8.00%, 6/01/18 ...........................   United States          3,700,000               3,681,500
        Tesoro Corp., senior note,
           6.25%, 11/01/12 ................................   United States            500,000                 458,750
           6.50%, 6/01/17 .................................   United States         10,000,000               8,550,000
        Weatherford International Ltd., senior note,
           6.00%, 3/15/18 .................................   United States          8,000,000               7,933,344
        The Williams Cos. Inc., senior note,
           7.625%, 7/15/19 ................................   United States          3,000,000               3,165,000
           7.875%, 9/01/21 ................................   United States          3,400,000               3,629,500
           8.75%, 3/15/32 .................................   United States          1,300,000               1,482,000
                                                                                                        --------------
                                                                                                           106,969,932
                                                                                                        --------------
        FOOD & STAPLES RETAILING 0.2%
        The Kroger Co., 6.15%, 1/15/20 ....................   United States          7,500,000               7,460,145
                                                                                                        --------------
        FOOD, BEVERAGE & TOBACCO 1.2%
    (h) Cargill Inc., 144A,
           5.20%, 1/22/13 .................................   United States            500,000                 495,776
           6.00%, 11/27/17 ................................   United States          7,000,000               6,918,345
        Dean Foods Inc., senior note, 7.00%, 6/01/16 ......   United States          5,100,000               4,641,000
        Dole Food Co. Inc., senior note,
           8.625%, 5/01/09 ................................   United States            200,000                 196,750
           7.25%, 6/15/10 .................................   United States            200,000                 185,000
        Philip Morris International Inc.,
           5.65%, 5/16/18 .................................   United States         12,000,000              11,678,448
        Reynolds American Inc., senior secured note,
           7.625%, 6/01/16 ................................   United States          8,500,000               8,818,283
        Smithfield Foods Inc., senior note, 7.75%,
           5/15/13 ........................................   United States          4,200,000               3,822,000
           7/01/17 ........................................   United States          3,800,000               3,268,000
                                                                                                        --------------
                                                                                                            40,023,602
                                                                                                        --------------
        HEALTH CARE EQUIPMENT & SERVICES 2.4%
        Coventry Health Care Inc., senior note,
           6.30%, 8/15/14 .................................   United States          5,200,000               4,886,955
           5.95%, 3/15/17 .................................   United States          2,800,000               2,459,260
        DaVita Inc., senior sub. note, 7.25%, 3/15/15 .....   United States          8,000,000               7,910,000
        FMC Finance III SA, senior note,
           6.875%, 7/15/17 ................................      Germany             7,500,000               7,237,500
        HCA Inc.,
           senior note, 6.50%, 2/15/16 ....................   United States          3,000,000               2,512,500
           senior secured note, 9.125%, 11/15/14 ..........   United States         10,000,000              10,325,000


                    Quarterly Statements of Investments | 39

Franklin Strategic Series

                                                                 COUNTRY/
        FRANKLIN STRATEGIC INCOME FUND                         ORGANIZATION      PRINCIPAL AMOUNT(d)         VALUE
        ------------------------------                        --------------   ----------------------   --------------
        CORPORATE BONDS (CONTINUED)
        HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
        Medco Health Solutions Inc., 7.125%, 3/15/18 ......    United States           8,000,000        $    8,228,768
        Quest Diagnostics Inc., 6.40%, 7/01/17 ............    United States           8,500,000             8,428,421
        Tenet Healthcare Corp., senior note,
           6.375%, 12/01/11 ...............................    United States           5,000,000             4,950,000
           9.875%, 7/01/14 ................................    United States           2,500,000             2,525,000
    (g) United Surgical Partners International Inc., senior
           sub. note, PIK, 9.25%, 5/01/17 .................    United States           7,000,000             6,160,000
  (e,g) U.S. Oncology Holdings Inc., senior note, FRN,
           PIK, 7.949%, 3/15/12 ...........................    United States           7,902,000             6,361,110
        Vanguard Health Holding Co. II LLC, senior sub.
           note, 9.00%, 10/01/14 ..........................    United States           7,000,000             6,860,000
                                                                                                        --------------
                                                                                                            78,844,514
                                                                                                        --------------
        INSURANCE 0.7%
  (e,h) American International Group Inc., junior sub.
           deb., 144A, FRN, 8.175%, 5/15/58 ...............    United States           8,100,000             7,297,436
  (e,h) Liberty Mutual Group, junior sub. note, 144A,
           FRN, 10.75%, 6/15/88 ...........................    United States           9,000,000             8,297,244
  (e,h) MetLife Capital Trust X, secured bond, 144A,
           FRN, 9.25%, 4/08/68 ............................    United States           1,900,000             1,938,707
    (e) MetLife Inc., junior sub. note, FRN, 6.40%,
           12/15/66 .......................................    United States           8,000,000             6,848,136
                                                                                                        --------------
                                                                                                            24,381,523
                                                                                                        --------------
        MATERIALS 2.5%
        Crown Americas Inc., senior note, 7.75%,
           11/15/15 .......................................    United States           7,500,000             7,781,250
        Freeport-McMoRan Copper & Gold Inc., senior note,
           8.375%, 4/01/17 ................................    United States           8,000,000             8,392,920
        Huntsman International LLC, senior sub. note,
           7.875%, 11/15/14 ...............................    United States           6,000,000             5,655,000
    (h) Ineos Group Holdings PLC, senior note, 144A, 8.50%,
           2/15/16 ........................................   United Kingdom           8,000,000             5,400,000
    (h) MacDermid Inc., senior sub. note, 144A, 9.50%,
           4/15/17 ........................................    United States           7,000,000             6,440,000
        Nalco Co., senior sub. note, 8.875%, 11/15/13 .....    United States           7,500,000             7,781,250
        NewPage Corp., senior secured note, 10.00%,
           5/01/12 ........................................    United States           7,500,000             7,218,750
        Novelis Inc., senior note, 7.25%, 2/15/15 .........       Canada               8,000,000             7,440,000
        Owens-Brockway Glass Container Inc., senior note,
           6.75%, 12/01/14 ................................    United States           7,000,000             6,912,500
        Rio Tinto Finance USA Ltd., 5.875%, 7/15/13 .......      Australia            10,000,000            10,141,050
        RPM International Inc., 6.50%, 2/15/18 ............    United States           7,500,000             7,413,547
        Smurfit Kappa Funding PLC, senior sub. note, 7.75%,
           4/01/15 ........................................      Ireland               2,600,000             2,353,000
                                                                                                        --------------
                                                                                                            82,929,267
                                                                                                        --------------
        MEDIA 4.2%
    (h) British Sky Broadcasting Group PLC, senior note,
           144A, 6.10%, 2/15/18 ...........................   United Kingdom           8,000,000             7,821,096
        CanWest Media Inc., senior sub. note, 8.00%,
           9/15/12 ........................................      Canada                7,500,000             6,562,500
        CCH I LLC, senior secured note, 11.00%, 10/01/15 ..   United States            4,000,000             3,050,000


                    40 | Quarterly Statements of Investments

Franklin Strategic Series

                                                                 COUNTRY/
        FRANKLIN STRATEGIC INCOME FUND                         ORGANIZATION      PRINCIPAL AMOUNT(d)         VALUE
        ------------------------------                        --------------   ----------------------   --------------
        CORPORATE BONDS (CONTINUED)
        MEDIA (CONTINUED)
        CCH II LLC, senior note, 10.25%, 9/15/10 ..........    United States            9,000,000       $    8,617,500
        Comcast Corp., senior note, 6.30%, 11/15/17 .......    United States            7,500,000            7,479,847
        CSC Holdings Inc.,
           senior deb., 7.625%, 7/15/18 ...................    United States            6,000,000            5,550,000
           senior note, 6.75%, 4/15/12 ....................    United States              600,000              574,500
        Dex Media West Finance, senior sub. note, 9.875%,
           8/15/13 ........................................    United States            4,000,000            3,150,000
    (h) DIRECTV Holdings LLC, senior note, 144A, 7.625%,
           5/15/16 ........................................    United States           10,000,000            9,975,000
        EchoStar DBS Corp., senior note,
           6.375%, 10/01/11 ...............................    United States            5,500,000            5,341,875
           7.125%, 2/01/16 ................................    United States            3,500,000            3,246,250
        Idearc Inc., senior note, 8.00%, 11/15/16 .........    United States            9,000,000            4,140,000
        Lamar Media Corp., senior sub. note,
           7.25%, 1/01/13 .................................    United States            6,500,000            6,240,000
           6.625%, 8/15/15 ................................    United States            1,500,000            1,357,500
        Liberty Media Corp., senior note, 5.70%, 5/15/13 ..    United States            8,000,000            7,249,808
        LIN Television Corp., senior sub. note,
           6.50%, 5/15/13 ................... .............    United States            6,000,000            5,250,000
        Quebecor Media Inc., senior note, 7.75%, 3/15/16 ..       Canada                8,000,000            7,420,000
        R.H. Donnelley Corp.,
           senior disc. note, A-1, 6.875%, 1/15/13 ........    United States              100,000               50,000
           senior disc. note, A-2, 6.875%, 1/15/13 ........    United States              400,000              200,000
           senior note, A-3, 8.875%, 1/15/16 ..............    United States            7,500,000            3,656,250
        Radio One Inc., senior sub. note, 6.375%,
           2/15/13 ........................................    United States            6,500,000            4,777,500
    (h) Rainbow National Services LLC, senior sub. deb.,
           144A, 10.375%, 9/01/14 .........................    United States            3,000,000            3,191,250
        Time Warner Cable Inc., senior note, 6.75%,
           7/01/18 ........................................    United States            9,000,000            9,117,810
        Time Warner Inc., 5.875%, 11/15/16 ................    United States            9,000,000            8,469,279
  (g,h) Univision Communications Inc., senior note, 144A,
           PIK, 9.75%, 3/15/15 ............................    United States            8,500,000            6,523,750
        Viacom Inc., senior note, 6.875%, 4/30/36 .........    United States            8,000,000            7,247,832
                                                                                                        --------------
                                                                                                           136,259,547
                                                                                                        --------------
        REAL ESTATE 0.3%
        Forest City Enterprises Inc., senior note, 7.625%,
           6/01/15 ........................................    United States            5,000,000            4,475,000
        iStar Financial Inc.,
           8.625%, 6/01/13 ................................    United States            1,000,000              785,718
           senior note, 5.65%, 9/15/11 ....................    United States            7,500,000            5,591,190
                                                                                                        --------------
                                                                                                            10,851,908
                                                                                                        --------------
        RETAILING 0.4%
        Dollar General Corp., senior note, 10.625%,
           7/15/15 ...................... .................    United States            7,500,000            7,593,750
        Michaels Stores Inc., senior note, 10.00%,
           11/01/14 ...................... ................    United States            8,000,000            6,460,000
                                                                                                        --------------
                                                                                                            14,053,750
                                                                                                        --------------
        SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
        Freescale Semiconductor Inc., senior note, 8.875%,
           12/15/14 .......................................    United States            4,400,000            3,751,000
                                                                                                        --------------


                    Quarterly Statements of Investments | 41

Franklin Strategic Series

                                                                 COUNTRY/
        FRANKLIN STRATEGIC INCOME FUND                         ORGANIZATION      PRINCIPAL AMOUNT(d)         VALUE
        ------------------------------                        --------------   ----------------------   --------------
        CORPORATE BONDS (CONTINUED)
        SOFTWARE & SERVICES 0.6%
        Iron Mountain Inc., senior sub. note, 8.75%,
           7/15/18 ........................................    United States           6,800,000        $    6,936,000
        SunGard Data Systems Inc.,
           senior note, 9.125%, 8/15/13 ...................    United States           5,000,000             5,137,500
           senior sub. note, 10.25%, 8/15/15 ..............    United States           7,000,000             7,140,000
                                                                                                        --------------
                                                                                                            19,213,500
                                                                                                        --------------
        TECHNOLOGY HARDWARE & EQUIPMENT 0.6%
        Celestica Inc., senior sub. note,
           7.875%, 7/01/11 ................................       Canada               4,100,000             4,141,000
           7.625%, 7/01/13 ................................       Canada               1,400,000             1,344,000
    (h) Nortel Networks Ltd., senior note, 144A, 10.75%,
           7/15/16 ........................................       Canada               6,100,000             6,008,500
        Sanmina-SCI Corp.,
  (e,h)    senior note, 144A, FRN, 5.526%, 6/15/14 ........    United States           2,000,000             1,870,000
           senior sub. note, 6.75%, 3/01/13 ...............    United States           4,300,000             3,848,500
           senior sub. note, 8.125%, 3/01/16 ..............    United States           1,700,000             1,521,500
                                                                                                        --------------
                                                                                                            18,733,500
                                                                                                        --------------
        TELECOMMUNICATION SERVICES 2.9%
    (h) American Tower Corp., senior note, 144A, 7.00%,
           10/15/17 .......................................    United States           7,500,000             7,518,750
    (h) Digicel Group Ltd., senior note, 144A, 8.875%,
           1/15/15 ........................................       Jamaica              8,000,000             7,480,000
        Embarq Corp., senior note, 7.082%, 6/01/16 ........    United States           7,500,000             7,035,112
        Inmarsat Finance II PLC, senior note, zero cpn.
           to 11/15/08, 10.375% thereafter, 11/15/12 ......   United Kingdom           7,500,000             7,575,000
        Intelsat Bermuda Ltd., senior note, 11.25%,
           6/15/16 ........................................       Bermuda              2,000,000             2,085,000
    (h) Intelsat Subsidiary Holding Co. Ltd., senior note,
           144A, 8.50%, 1/15/13 ...........................       Bermuda              8,000,000             7,960,000
        MetroPCS Wireless Inc., senior note, 9.25%,
           11/01/14 .......................................    United States           8,000,000             7,800,000
        Millicom International Cellular SA, senior note,
           10.00%, 12/01/13 ...............................     Luxembourg             6,500,000             6,873,750
        Qwest Communications International Inc., senior
           note, 7.50%, 2/15/14 ...........................    United States           7,500,000             6,956,250
        Telecom Italia Capital, senior note,
           4.95%, 9/30/14 .................................        Italy               8,000,000             7,354,400
           6.999%, 6/04/18 ................................        Italy               1,500,000             1,497,903
        Verizon Communications Inc., 6.10%, 4/15/18 .......    United States           4,000,000             4,009,136
        Verizon New York Inc., senior deb.,
           A, 6.875%, 4/01/12 .............................    United States           5,000,000             5,163,645
           B, 7.375%, 4/01/32 .............................    United States           1,500,000             1,463,138
    (h) Wind Acquisition Finance SA, senior note, 144A,
           10.75%, 12/01/15 ...............................        Italy               7,500,000             7,800,000
        Windstream Corp., senior note, 8.625%, 8/01/16 ....    United States           4,700,000             4,782,250
                                                                                                        --------------
                                                                                                            93,354,334
                                                                                                        --------------
        UTILITIES 2.6%
        The AES Corp., senior note,
           8.00%, 10/15/17 ................................    United States           8,000,000             7,920,000
    (h)    144A, 8.00%, 6/01/20 ...........................    United States           2,000,000             1,935,000


                    42 | Quarterly Statements of Investments

Franklin Strategic Series

                                                                 COUNTRY/
        FRANKLIN STRATEGIC INCOME FUND                         ORGANIZATION      PRINCIPAL AMOUNT(d)         VALUE
        ------------------------------                        --------------   ----------------------   --------------
        CORPORATE BONDS (CONTINUED)
        UTILITIES (CONTINUED)
        CenterPoint Energy Inc., senior note,
           6.125%, 11/01/17 ...............................    United States         7,500,000          $    7,338,023
           6.50%, 5/01/18 .................................    United States         1,500,000               1,473,660
        Dominion Resources Inc., 6.40%, 6/15/18 ...........    United States         3,700,000               3,776,327
        Dynegy Holdings Inc., senior note,
           8.375%, 5/01/16 ................................    United States         7,500,000               7,481,250
    (h) E.ON International Finance BV, 144A,
           5.80%, 4/30/18 .................................       Germany            8,000,000               7,895,760
        Edison Mission Energy, senior note,
           7.00%, 5/15/17 .................................    United States         7,500,000               7,125,000
    (h) Intergen NV, senior secured note, 144A, 9.00%,
           6/30/17 ........................................     Netherlands          7,000,000               7,175,000
        Mirant North America LLC, senior note, 7.375%,
           12/31/13 .......................................    United States         8,000,000               8,040,000
        NRG Energy Inc., senior note,
           7.25%, 2/01/14 .................................    United States         1,500,000               1,466,250
           7.375%, 2/01/16 ................................    United States         6,000,000               5,835,000
           7.375%, 1/15/17 ................................    United States         2,500,000               2,418,750
        PNM Resources Inc., senior note, 9.25%, 5/15/15 ...    United States         3,200,000               3,272,000
    (h) Texas Competitive Electric Holdings Co. LLC,
           senior note, 144A, 10.25%, 11/01/15 ............    United States        11,000,000              11,055,000
                                                                                                        --------------
                                                                                                            84,207,020
                                                                                                        --------------
        TOTAL CORPORATE BONDS (COST $1,144,824,754)                                                      1,066,042,411
                                                                                                        --------------
        CONVERTIBLE BONDS 1.2%
        DIVERSIFIED FINANCIALS 0.2%
        Merrill Lynch & Co. Inc., cvt., senior note,
           zero cpn., 3/13/32 .............................    United States         7,000,000               6,748,630
                                                                                                        --------------
        PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.5%
        Amgen Inc., cvt., senior note, 0.375%, 2/01/13 ....    United States         9,500,000               9,157,649
        Mylan Inc., cvt., senior note, 1.25%, 3/15/12 .....    United States         7,000,000               5,958,750
                                                                                                        --------------
                                                                                                            15,116,399
                                                                                                        --------------
        REAL ESTATE 0.3%
        CapitalSource Inc., cvt., senior sub. note, 4.00%,
           7/15/34 ........................................    United States         8,000,000               6,488,096
    (e) iStar Financial Inc., cvt., senior note, FRN,
           3.291%, 10/01/12 ...............................    United States         7,000,000               4,828,600
                                                                                                        --------------
                                                                                                            11,316,696
                                                                                                        --------------
        RETAILING 0.2%
        Best Buy Co. Inc., cvt., sub. deb.,
           2.25%, 1/15/22 .................................    United States         6,500,000               6,816,875
                                                                                                        --------------
        TOTAL CONVERTIBLE BONDS (COST $45,848,151) ........                                                 39,998,600
                                                                                                        --------------
        ASSET-BACKED SECURITIES AND COMMERCIAL
           MORTGAGE-BACKED SECURITIES 5.9%
        BANKS 3.0%
    (e) Banc of America Commercial Mortgage Inc., 2005-6,
           A4, FRN, 5.352%, 9/10/47 .......................    United States         8,000,000               7,584,236
    (e) Citibank Credit Card Issuance Trust, 2005-A3, A3,
           FRN, 2.532%, 4/24/14 ...........................    United States        13,000,000              12,590,967
    (e) Citigroup/Deutsche Bank Commercial Mortgage Trust,
        2005-CD1, A4, FRN, 5.399%, 7/15/44 ................    United States         5,440,000               5,203,369
        2006-CD3, A5, FRN, 5.617%, 10/15/48 ...............    United States        22,000,000              20,800,164


                    Quarterly Statements of Investments | 43

Franklin Strategic Series

                                                                 COUNTRY/
        FRANKLIN STRATEGIC INCOME FUND                         ORGANIZATION      PRINCIPAL AMOUNT(d)         VALUE
        ------------------------------                        --------------   ----------------------   --------------
        ASSET-BACKED SECURITIES AND COMMERCIAL
           MORTGAGE-BACKED SECURITIES (CONTINUED)
        BANKS (CONTINUED)
        Countrywide Asset-Backed Certificates,
           2004-7, AF4, 4.774%, 8/25/32 ...................    United States           225,276          $      221,535
           2005-11, AF4, 5.21%, 3/25/34 ...................    United States         2,800,000               2,481,937
        GE Capital Commercial Mortgage Corp., 2003-C1, A4,
           4.819%, 1/10/38 ................................    United States         1,827,831               1,760,060
        Greenwich Capital Commercial Funding Corp.,
           2004-GG1, A7, 5.317%, 6/10/36 ..................    United States        10,714,000              10,444,317
           2005-GG5, A5, 5.224%, 4/10/37 ..................    United States         9,280,000               8,791,143
    (e)    2006-GG7, A4, FRN, 5.913%, 7/10/38 .............    United States        12,000,000              11,644,999
        GS Mortgage Securities Corp. II,
           2003-C1, A3, 4.608%, 1/10/40 ...................    United States         3,965,000               3,786,994
    (e)    2006-GG6, A4, FRN, 5.553%, 4/10/38 .............    United States        10,000,000               9,480,201
    (e) LB-UBS Commercial Mortgage Trust, 2002-C2, A4, FRN,
           5.594%, 6/15/31 ................................    United States         5,000,000               4,995,420
                                                                                                        --------------
                                                                                                            99,785,342
                                                                                                        --------------
        DIVERSIFIED FINANCIALS 2.9%
    (e) Chase Credit Card Master Trust, 2003-6, A, FRN,
           2.568%, 2/15/11 ................................    United States        10,000,000               9,996,448
    (e) Chase Issuance Trust,
           2005-A9, A9, FRN, 2.478%, 11/15/11 .............    United States         2,000,000               1,988,858
           2007-A9, A9, FRN, 2.488%, 6/16/14 ..............    United States        12,000,000              11,600,423
           sub. note, 2006-A7, A, FRN, 2.468%, 2/15/13 ....    United States         4,000,000               3,923,203
        Citigroup Commercial Mortgage Trust, 2008-C7,
           A4, 6.095%, 12/10/49 ...........................    United States        19,150,000              18,340,357
        JPMorgan Chase Commercial Mortgage Securities
           Corp.,
    (e)    2004-CB9, A4, FRN, 5.377%, 6/12/41 .............    United States         8,871,306               8,657,953
           2004-LN2, A2, 5.115%, 7/15/41 ..................    United States           807,292                 768,311
    (e)    2005-LDP5, A4, FRN, 5.179%, 12/15/44 ...........    United States        11,700,000              11,115,466
    (h) Keystone Owner Trust, 1997-P3, M2, 144A, 7.98%,
           12/25/24 .......................................    United States            22,151                  21,891
    (e) MBNA Credit Card Master Note Trust, 2005-A4, A4,
           FRN, 2.498%, 11/15/12 ..........................    United States         6,000,000               5,913,682
    (e) MBNA Master Credit Card Trust II, 1997-B, A, FRN,
           2.618%, 8/15/14 ................................    United States        15,000,000              14,590,321
    (e) Morgan Stanley Capital I, 2004-IQ7, A4, FRN,
           5.431%, 6/15/38 ................................    United States         7,000,000               6,823,918
        Residential Asset Securities Corp., 2004-KS1, AI4,
           4.213%, 4/25/32 ................................    United States           296,534                 294,362
                                                                                                        --------------
                                                                                                            94,035,193
                                                                                                        --------------
        TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL
           MORTGAGE-BACKED SECURITIES
           (COST $201,672,855) ............................                                                193,820,535
                                                                                                        --------------


                    44 | Quarterly Statements of Investments

Franklin Strategic Series

                                                                 COUNTRY/
        FRANKLIN STRATEGIC INCOME FUND                         ORGANIZATION      PRINCIPAL AMOUNT(d)         VALUE
        ------------------------------                        --------------   ----------------------   --------------
        MORTGAGE-BACKED SECURITIES 12.0%
    (e) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE
           RATE 0.0%(a)
        FHLMC, 6.065%, 1/01/33 ............................    United States           325,720          $      327,953
                                                                                                        --------------
        FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED
           RATE 3.9%
        FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19 .....    United States         5,893,024               5,725,763
        FHLMC Gold 15 Year, 5.00%, 12/01/17 - 7/01/22 .....    United States        12,914,777              12,729,680
        FHLMC Gold 15 Year, 5.50%, 7/01/17 - 2/01/19 ......    United States         1,150,873               1,162,380
        FHLMC Gold 15 Year, 6.50%, 4/01/11 ................    United States               524                     543
        FHLMC Gold 15 Year, 7.00%, 1/01/09 - 9/01/11 ......    United States               729                     760
        FHLMC Gold 30 Year, 5.00%, 3/01/34 - 6/01/37 ......    United States        19,688,065              18,743,074
        FHLMC Gold 30 Year, 5.50%, 6/01/33 - 3/01/38 ......    United States        41,812,310              40,952,904
        FHLMC Gold 30 Year, 6.00%, 6/01/33 - 6/01/37 ......    United States        30,054,890              30,272,762
    (f) FHLMC Gold 30 Year, 6.50%, 3/01/15 - 11/01/37 .....    United States        17,207,969              17,689,159
        FHLMC Gold 30 Year, 7.00%, 9/01/21 - 8/01/32 ......    United States           238,378                 251,415
        FHLMC Gold 30 Year, 7.50%, 4/01/24 - 1/01/31 ......    United States            41,669                  44,947
        FHLMC Gold 30 Year, 8.00%, 11/01/25 - 1/01/26 .....    United States               818                     884
        FHLMC Gold 30 Year, 9.00%, 12/01/24 ...............    United States               453                     503
                                                                                                        --------------
                                                                                                           127,574,774
                                                                                                        --------------
    (e) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
           ADJUSTABLE RATE 0.1%
        FNMA, 4.524%, 4/01/20 .............................    United States           331,769                 333,571
        FNMA, 4.614%, 12/01/34 ............................    United States         1,509,440               1,536,878
                                                                                                        --------------
                                                                                                             1,870,449
                                                                                                        --------------
        FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
           FIXED RATE 7.7%
        FNMA 15 Year, 4.50%, 3/01/20 ......................    United States         1,296,125               1,254,153
        FNMA 15 Year, 5.00%, 1/01/18 - 6/01/18 ............    United States         1,651,991               1,641,158
        FNMA 15 Year, 5.50%, 3/01/14 - 4/01/21 ............    United States         6,153,535               6,189,681
        FNMA 15 Year, 6.00%, 4/01/13 - 10/01/16 ...........    United States           221,823                 227,470
        FNMA 15 Year, 6.50%, 2/01/09 - 6/01/13 ............    United States            19,897                  20,670
        FNMA 15 Year, 7.50%, 10/01/14 .....................    United States            16,157                  16,910
    (f) FNMA 30 Year, 5.00%, 8/01/33 - 6/01/38 ............    United States        60,246,147              57,276,931
        FNMA 30 Year, 5.50%, 9/01/33 - 7/01/37 ............    United States        73,135,704              71,754,114
    (f) FNMA 30 Year, 6.00%, 8/15/32 - 7/01/37 ............    United States        81,755,441              82,279,546
        FNMA 30 Year, 6.50%, 1/01/24 - 10/01/37 ...........    United States        31,315,398              32,212,161
        FNMA 30 Year, 7.50%, 12/01/28 - 10/01/29 ..........    United States            38,510                  41,499
        FNMA 30 Year, 8.00%, 1/01/25 - 6/01/26 ............    United States            19,147                  20,790
        FNMA 30 Year, 8.50%, 7/01/25 ......................    United States               741                     812
                                                                                                        --------------
                                                                                                           252,935,895
                                                                                                        --------------
        GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
           FIXED RATE 0.3%
        GNMA I SF 30 Year, 5.00%, 6/15/34 - 7/15/34 .......    United States         1,396,649               1,354,460
        GNMA I SF 30 Year, 5.50%, 2/15/33 - 6/15/36 .......    United States         4,420,248               4,399,666
        GNMA I SF 30 Year, 6.00%, 8/15/36 .................    United States           774,049                 784,239
        GNMA I SF 30 Year, 6.50%, 3/15/24 - 3/15/32 .......    United States           312,650                 324,009
        GNMA I SF 30 Year, 7.00%, 11/15/27 - 5/15/28 ......    United States            54,411                  58,215


                    Quarterly Statements of Investments | 45

Franklin Strategic Series

                                                                 COUNTRY/
        FRANKLIN STRATEGIC INCOME FUND                         ORGANIZATION      PRINCIPAL AMOUNT(d)         VALUE
        ------------------------------                        --------------   ----------------------   --------------
        MORTGAGE-BACKED SECURITIES (CONTINUED)
        GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
           FIXED RATE (CONTINUED)
        GNMA I SF 30 Year, 7.50%, 9/15/23 - 5/15/27 .......    United States            18,414          $       19,804
        GNMA I SF 30 Year, 8.00%, 2/15/25 - 9/15/27 .......    United States            17,974                  19,649
        GNMA I SF 30 Year, 8.50%, 8/15/24 .................    United States               138                     153
        GNMA I SF 30 Year, 9.00%, 1/15/25 .................    United States               841                     925
        GNMA I SF 30 Year, 9.50%, 6/15/25 .................    United States               720                     808
        GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33 .....    United States         1,955,305               1,883,119
        GNMA II SF 30 Year, 5.50%, 6/20/34 ................    United States         1,038,591               1,029,110
        GNMA II SF 30 Year, 6.00%, 11/20/34 ...............    United States           922,771                 933,299
        GNMA II SF 30 Year, 6.50%, 7/20/28 - 12/20/31 .....    United States           394,334                 407,606
        GNMA II SF 30 Year, 7.50%, 8/20/16 - 4/20/32 ......    United States           231,586                 247,075
                                                                                                        --------------
                                                                                                            11,462,137
                                                                                                        --------------
        TOTAL MORTGAGE-BACKED SECURITIES
           (COST $396,354,299) ............................                                                394,171,208
                                                                                                        --------------
        U.S. GOVERNMENT AND AGENCY SECURITIES 6.0%
        U.S. Treasury Bond,
           4.50%, 2/15/16 .................................    United States        13,100,000              13,867,581
           4.50%, 5/15/17 .................................    United States         5,000,000               5,234,380
           5.25%, 2/15/29 .................................    United States         1,750,000               1,890,002
           6.25%, 8/15/23 .................................    United States         6,800,000               8,085,098
           6.88%, 8/15/25 .................................    United States         1,000,000               1,274,141
           7.125%, 2/15/23 ................................    United States        10,200,000              13,051,226
        U.S. Treasury Note,
           3.375%, 10/15/09 ...............................    United States           500,000                 506,993
           3.375%, 6/30/13 ................................    United States        13,000,000              13,093,444
           3.50%, 12/15/09 ................................    United States         4,500,000               4,577,346
           3.50%, 5/31/13 .................................    United States        16,000,000              16,212,512
           4.00%, 8/31/09 .................................    United States         7,000,000               7,128,520
           4.00%, 4/15/10 .................................    United States         1,100,000               1,130,337
           4.00%, 11/15/12 ................................    United States         1,850,000               1,922,411
           4.125%, 8/15/10 ................................    United States         2,900,000               2,994,479
           4.25%, 8/15/13 .................................    United States         1,000,000               1,048,516
           4.25%, 8/15/14 .................................    United States         7,600,000               7,972,879
           4.25%, 11/15/14 ................................    United States           700,000                 735,164
           4.375%, 8/15/12 ................................    United States         2,600,000               2,736,297
           4.50%, 9/30/11 .................................    United States         2,500,000               2,625,197
           4.50%, 3/31/12 .................................    United States        14,000,000              14,744,856
           4.625%, 12/31/11 ...............................    United States         8,000,000               8,445,632
           4.625%, 11/15/16 ...............................    United States         6,700,000               7,102,007
           4.625%, 2/15/17 ................................    United States        23,000,000              24,308,148
           4.75%, 8/15/17 .................................    United States         7,000,000               7,450,632
           4.875%, 7/31/11 ................................    United States         7,250,000               7,683,869
           5.00%, 8/15/11 .................................    United States         2,100,000               2,236,009
        (j)Index Linked, 1.625%, 1/15/15 ..................    United States         3,402,657               3,462,738
        (j)Index Linked, 2.00%, 1/15/14 ...................    United States        10,548,891              10,988,980
        (j)Index Linked, 2.50%, 7/15/16 ...................    United States         4,289,615               4,608,659
                                                                                                        --------------
        TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
           (COST $192,448,519) ............................                                                197,118,053
                                                                                                        --------------


                    46 | Quarterly Statements of Investments

Franklin Strategic Series

                                                                 COUNTRY/
        FRANKLIN STRATEGIC INCOME FUND                         ORGANIZATION      PRINCIPAL AMOUNT(d)         VALUE
        ------------------------------                        --------------   ----------------------   --------------
        FOREIGN GOVERNMENT AND AGENCY SECURITIES 19.4%
        European Investment Bank, senior note,
           4.50%, 5/15/13 .................................   Supranational(k)      38,100,000 NOK      $    7,066,615
           1612/37, 6.50%, 9/10/14 ........................   Supranational(k)      12,905,000 NZD           9,227,441
    (e) Government of Argentina, senior bond, FRN, 3.092%,
           8/03/12 ........................................      Argentina          89,378,000              48,877,000
        Government of Indonesia,
           10.00%, 7/15/17 ................................      Indonesia      10,200,000,000 IDR           1,016,025
           10.25%, 7/15/27 ................................      Indonesia      86,000,000,000 IDR           7,855,928
           11.00%, 10/15/14 ...............................      Indonesia       4,500,000,000 IDR             481,602
           11.75%, 8/15/23 ................................      Indonesia      29,150,000,000 IDR           3,067,892
           FR10, 13.15%, 3/15/10 ..........................      Indonesia       7,125,000,000 IDR             813,870
           FR17, 13.15%, 1/15/12 ..........................      Indonesia      17,300,000,000 IDR           1,998,766
           FR19, 14.25%, 6/15/13 ..........................      Indonesia      63,035,000,000 IDR           7,612,434
           FR20, 14.275%, 12/15/13 ........................      Indonesia      28,415,000,000 IDR           3,451,127
           FR34, 12.80%, 6/15/21 ..........................      Indonesia      40,130,000,000 IDR           4,581,843
           FR47, 10.00%, 2/15/28 ..........................      Indonesia      28,000,000,000 IDR           2,497,944
    (l) Government of Iraq, Reg S, 5.80%, 1/15/28 .........        Iraq              4,400,000               3,289,000
        Government of Malaysia,
           3.461%, 7/31/13 ................................      Malaysia           28,900,000 MYR           8,636,458
           3.756%, 4/28/11 ................................      Malaysia           53,580,000 MYR          16,377,691
           3.814%, 2/15/17 ................................      Malaysia           31,190,000 MYR           9,028,054
           3.833%, 9/28/11 ................................      Malaysia            6,150,000 MYR           1,881,640
           3.869%, 4/13/10 ................................      Malaysia           35,208,000 MYR          10,794,885
           4.24%, 2/07/18 .................................      Malaysia           64,800,000 MYR          19,133,305
           4.305%, 2/27/09 ................................      Malaysia           53,510,000 MYR          16,508,796
           7.00%, 3/15/09 .................................      Malaysia           47,120,000 MYR          14,779,189
        Government of Mexico,
           8.00%, 12/17/15 ................................       Mexico               725,000(m) MXN        6,867,357
           10.00%, 12/05/24 ...............................       Mexico             3,355,000(m) MXN       36,172,063
        Government of Norway,
           5.50%, 5/15/09 .................................       Norway            27,330,000 NOK           5,313,349
           6.00%, 5/16/11 .................................       Norway           105,850,000 NOK          21,147,432
        Government of Poland,
           5.75%, 9/23/22 .................................       Poland            38,800,000 PLN          17,956,468
           6.00%, 5/24/09 .................................       Poland            64,850,000 PLN          31,231,241
           6.25%, 10/24/15 ................................       Poland            17,100,000 PLN           8,282,978
        Government of Singapore,
           2.375%, 10/01/09 ...............................      Singapore          11,570,000 SGD           8,618,829
           2.625%, 4/01/10 ................................      Singapore          12,250,000 SGD           9,209,079
           4.375%, 1/15/09 ................................      Singapore          19,290,000 SGD          14,350,580
        Government of Sweden,
           4.00%, 12/01/09 ................................       Sweden           231,950,000 SEK          38,037,610
           5.00%, 1/28/09 .................................       Sweden           273,650,000 SEK          45,268,829
           5.50%, 10/08/12 ................................       Sweden            24,960,000 SEK           4,292,891
          (n)Strip, 9/17/08 ...............................       Sweden            21,000,000 SEK           3,449,108
        KfW Bankengruppe,
    (e)    FRN, 0.706%, 8/08/11 .........................       Germany        7,285,000,000 JPY          67,432,075
           senior note, 6.50%, 11/15/11 ...................       Germany           10,164,000 NZD           7,335,009


                    Quarterly Statements of Investments | 47

Franklin Strategic Series

                                                                 COUNTRY/
        FRANKLIN STRATEGIC INCOME FUND                         ORGANIZATION      PRINCIPAL AMOUNT(d)         VALUE
        ------------------------------                        --------------   ----------------------   --------------
        FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
        Korea Treasury Bond, 0525-2703, 5.25%, 3/10/27 ....     South Korea     13,696,000,000 KRW      $   12,567,144
        Korea Treasury Note,
           4.75%, 6/10/09 .................................     South Korea     13,200,000,000 KRW          12,972,076
           0525-1209, 5.25%, 9/10/12 ......................     South Korea     15,100,000,000 KRW          14,608,521
           0550-1709, 5.50%, 9/10/17 ......................     South Korea     18,070,000,000 KRW          17,353,992
        Nota Do Tesouro Nacional,
           9.762%, 1/01/12 ................................       Brazil                 8,400(o) BRL        4,797,339
           9.762%, 1/01/14 ................................       Brazil                 5,200(o) BRL        2,859,653
           9.762%, 1/01/17 ................................       Brazil                60,650(o) BRL       31,912,356
    (p)    Index Linked, 6.00%, 5/15/15 ...................       Brazil                 8,700(o) BRL        8,858,401
    (p)    Index Linked, 6.00%, 5/15/45 ...................       Brazil                 3,570(o) BRL        3,571,331
        Province of Ontario, 6.25%, 6/16/15 ...............       Canada             2,826,000 NZD           1,958,689
                                                                                                        --------------
        TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
           (COST $614,444,509) ............................                                                635,401,905
                                                                                                        --------------
        MUNICIPAL BOND (COST $35,105,322) 1.1%
        California State GO, Refunding, 5.00%, 4/01/38 ....    United States        35,000,000              33,945,100
                                                                                                        --------------
        TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
           (COST $3,266,254,127) ..........................                                              3,144,365,749
                                                                                                        --------------
        SHORT TERM INVESTMENTS 4.3%
        FOREIGN GOVERNMENT AND AGENCY SECURITIES
           (COST $41,936,868) 1.3%
    (n) Egypt Treasury Bills, 8/05/08 - 7/14/09 ...........        Egypt           241,725,000 EGP          42,809,007
                                                                                                        --------------
        TOTAL INVESTMENTS BEFORE MONEY MARKET FUND
           (COST $3,308,190,995) ..........................                                              3,187,174,756
                                                                                                        --------------

                                                                                       SHARES
                                                                               ----------------------
        MONEY MARKET FUND (COST $99,472,217) 3.0%
    (q) Franklin Institutional Fiduciary Trust Money Market
           Portfolio, 2.20% ...............................    United States        99,472,217              99,472,217
                                                                                                        --------------
        TOTAL INVESTMENTS (COST  $3,407,663,212) 100.2% ...                                              3,286,646,973
        NET UNREALIZED LOSS ON FORWARD EXCHANGE
           CONTRACTS (0.2)% ...............................                                                 (7,044,987)
        OTHER ASSETS, LESS LIABILITIES 0.0%(a) ............                                                    908,613
                                                                                                        --------------
        NET ASSETS 100.0% .................................                                             $3,280,510,599
                                                                                                        ==============


                    48 | Quarterly Statements of Investments

Franklin Strategic Series

FRANKLIN STRATEGIC INCOME FUND

See Currency and Selected Portfolio Abbreviations on page 52.

(a)  Rounds to less than 0.1% of net assets.

(b)  Non-income producing for the twelve months ended July 31, 2008.

(c)  See Note 5 regarding restricted securities.

(d)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(e)  The coupon rate shown represents the rate at period end.

(f) A portion or all of the security purchased on a delayed delivery or to-be-announced basis.

(g)  Income may be received in additional securities and/or cash.

(h) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2008, the aggregate value of these securities was $186,249,719, representing 5.68% of net assets.

(i)  Perpetual bond with no stated maturity date.

(j)  Principal amount of security is adjusted for inflation.

(k) A supranational organization is an entity formed by two or more central governments through international treaties.

(l) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2008, the value of this security was $3,289,000, representing 0.10% of net assets.

(m)  Principal amount is stated in 100 Mexican Peso Units.

(n)  The security is traded on a discount basis with no stated coupon rate.

(o)  Principal amount is stated in 1000 Brazilian Real Units.

(p)  Redemption price at maturity is adjusted for inflation.

(q) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 49

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2008 (UNAUDITED)

        FRANKLIN TECHNOLOGY FUND                                  COUNTRY              SHARES                VALUE
        ------------------------------                        --------------   ----------------------   --------------
        COMMON STOCKS 92.0%
        BIOTECHNOLOGY 1.7%
    (a) Genentech Inc. ....................................    United States            10,200          $      971,550
                                                                                                        --------------
        COMMUNICATIONS EQUIPMENT 20.1%
    (a) Cisco Systems Inc. ................................    United States            79,000               1,737,210
    (a) Comverse Technology Inc. ..........................    United States            29,200                 437,416
        Corning Inc. ......................................    United States            41,800                 836,418
    (a) F5 Networks Inc. ..................................    United States            25,200                 734,580
        Harris Corp. ......................................    United States            16,500                 794,475
        Nokia Corp., ADR ..................................       Finland               40,600               1,109,192
        QUALCOMM Inc. .....................................    United States            36,300               2,008,842
    (a) Research In Motion Ltd. ...........................       Canada                 7,200                 884,304
    (a) Riverbed Technology Inc. ..........................    United States            62,400                 990,288
    (a) Tandberg ASA ......................................       Norway                41,600                 736,815
    (a) ViaSat Inc. .......................................    United States            46,400               1,068,592
                                                                                                        --------------
                                                                                                            11,338,132
                                                                                                        --------------
        COMPUTERS & PERIPHERALS 5.0%
    (a) Apple Inc. ........................................    United States            10,500               1,668,975
        Hewlett-Packard Co. ...............................    United States            25,500               1,142,400
                                                                                                        --------------
                                                                                                             2,811,375
                                                                                                        --------------
        ELECTRICAL EQUIPMENT 2.2%
    (a) Evergreen Solar Inc. ..............................    United States            45,900                 428,706
    (a) SunPower Corp., A .................................    United States            10,700                 842,839
                                                                                                        --------------
                                                                                                             1,271,545
                                                                                                        --------------
        ELECTRONIC EQUIPMENT & INSTRUMENTS 3.1%
    (a) Agilent Technologies Inc. .........................    United States            48,600               1,752,516
                                                                                                        --------------
        HOUSEHOLD DURABLES 1.2%
        Harman International Industries Inc. ..............    United States            16,700                 687,539
                                                                                                        --------------
        INTERNET & CATALOG RETAIL 1.7%
    (a) Amazon.com Inc. ...................................    United States            12,300                 938,982
                                                                                                        --------------
        INTERNET SOFTWARE & SERVICES 8.1%
    (a) Baidu.com Inc., ADR ...............................        China                 2,600                 902,590
    (a) Equinix Inc. ......................................    United States            12,500               1,017,000
    (a) Google Inc., A ....................................    United States             3,500               1,658,125
    (a) MercadoLibre Inc. .................................      Argentina              12,800                 458,880
    (a) Omniture Inc. .....................................    United States            31,400                 544,790
                                                                                                        --------------
                                                                                                             4,581,385
                                                                                                        --------------
        IT SERVICES 5.8%
        Accenture Ltd., A .................................    United States            13,700                 572,112
    (a) Affiliated Computer Services Inc., A ..............    United States             9,100                 438,620
    (a) Alliance Data Systems Corp. .......................    United States            21,100               1,353,565
        MasterCard Inc., A ................................    United States             3,700                 903,355
                                                                                                        --------------
                                                                                                             3,267,652
                                                                                                        --------------
        LIFE SCIENCES TOOLS & SERVICES 3.4%
    (a) Thermo Fisher Scientific Inc. .....................    United States            16,800               1,016,736
    (a) Waters Corp. ......................................    United States            13,400                 910,396
                                                                                                        --------------
                                                                                                             1,927,132
                                                                                                        --------------


                    50 | Quarterly Statements of Investments

Franklin Strategic Series

        FRANKLIN TECHNOLOGY FUND                                  COUNTRY              SHARES                VALUE
        ------------------------------                        --------------   ----------------------   --------------
        COMMON STOCKS (CONTINUED)
        MEDIA 1.7%
    (a) The DIRECTV Group Inc. ............................    United States            34,900          $      942,998
                                                                                                        --------------
        SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 19.7%
    (a) Advanced Analogic Technologies Inc. ...............    United States           148,800                 614,544
    (a) Atheros Communications ............................    United States            22,900                 709,900
    (a) FormFactor Inc. ...................................    United States            52,600                 915,240
    (a) Hittite Microwave Corp. ...........................    United States             7,900                 252,168
        Intel Corp. .......................................    United States            24,900                 552,531
        Maxim Integrated Products Inc. ....................    United States            73,500               1,443,540
        Microchip Technology Inc. .........................    United States            31,100                 993,023
    (a) Microsemi Corp. ...................................    United States            55,800               1,448,568
    (a) Microtune Inc. ....................................    United States           199,900                 649,675
    (a) Netlogic Microsystems Inc. ........................    United States            29,700                 950,697
    (a) NVIDIA Corp. ......................................    United States            84,600                 967,824
    (a) Power Integrations Inc. ...........................    United States            12,900                 352,428
    (a) Silicon Laboratories Inc. .........................    United States            12,300                 402,333
        Texas Instruments Inc. ............................    United States             5,800                 141,404
    (a) Varian Semiconductor Equipment Associates Inc. ....    United States            24,100                 704,202
                                                                                                        --------------
                                                                                                            11,098,077
                                                                                                        --------------
        SOFTWARE 13.8%
    (a) Activision Blizzard Inc. ..........................    United States            30,666               1,103,362
    (a) Adobe Systems Inc. ................................    United States            22,800                 942,780
    (a) ANSYS Inc. ........................................    United States            12,900                 591,852
    (a) Bottomline Technologies Inc. ......................    United States            68,000                 813,960
    (a) Concur Technologies Inc. ..........................    United States            17,200                 708,984
        Nintendo Co. Ltd. .................................        Japan                 1,700                 828,692
    (a) Nuance Communications Inc. ........................    United States            55,200                 856,704
    (a) Oracle Corp. ......................................    United States            38,200                 822,446
    (a) Quest Software Inc. ...............................    United States            37,200                 562,092
    (a) Salesforce.com Inc. ...............................    United States             8,600                 548,594
                                                                                                        --------------
                                                                                                             7,779,466
                                                                                                        --------------
        WIRELESS TELECOMMUNICATION SERVICES 4.5%
    (a) American Tower Corp., A ...........................    United States            39,900               1,671,810
    (a) Crown Castle International Corp. ..................    United States            23,600                 901,520
                                                                                                        --------------
                                                                                                             2,573,330
                                                                                                        --------------
        TOTAL COMMON STOCKS (COST $46,858,044) ............                                                 51,941,679
                                                                                                        --------------
        SHORT TERM INVESTMENT (COST $5,265,727) 9.3%
        MONEY MARKET FUND 9.3%
    (b) Franklin Institutional Fiduciary Trust
           Money Market Portfolio, 2.20% ..................    United States         5,265,727               5,265,727
                                                                                                        --------------
        TOTAL INVESTMENTS (COST $52,123,771) 101.3% .......                                                 57,207,406
        OTHER ASSETS, LESS LIABILITIES (1.3)% .............                                                   (761,280)
                                                                                                        --------------
        NET ASSETS 100.0% .................................                                             $   56,446,126
                                                                                                        ==============

See Selected Portfolio Abbreviations on page 52.

(a)  Non-income producing for the twelve months ended July 31, 2008.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 51

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2008 (UNAUDITED)

CURRENCY ABBREVIATIONS

BRL - Brazilian Real
CAD - Canadian Dollar
EGP - Egyptian Pound
IDR - Indonesian Rupiah
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar

SELECTED PORTFOLIO ABBREVIATIONS

ADR   - American Depository Receipt
PIPES - Private Investment in Public Equity Security
FHLMC - Federal Home Loan Mortgage Corp.
FNMA  - Federal National Mortgage Association
FRN   - Floating Rate Note
GNMA  - Government National Mortgage Association
GO    - General Obligation
L/C   - Letter of Credit
PIK   - Payment-In-Kind
REIT  - Real Estate Investment Trust
SF    - Single Family


                    52 | Quarterly Statements of Investments

Franklin Strategic Series

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of eleven funds (Funds). All Funds are diversified, except the Franklin Biotechnology Discovery Fund and the Franklin Global Health Care Fund, which are non-diversified.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities, government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.


                    Quarterly Statements of Investments | 53

Franklin Strategic Series

2. SECURITY VALUATION (CONTINUED)

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At July 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                   FRANKLIN         FRANKLIN        FRANKLIN
                                                 BIOTECHNOLOGY      FLEX CAP      FOCUSED CORE
                                                DISCOVERY FUND     GROWTH FUND     EQUITY FUND
                                                --------------   --------------   ------------
Cost of investments .........................    $303,635,840    $2,179,707,466    $ 5,850,812
                                                 ============    ==============    ===========
Unrealized appreciation .....................    $132,283,932    $  698,733,578    $   183,194
Unrealized depreciation .....................     (42,171,636)      (95,742,288)    (1,285,616)
                                                 ------------    --------------    -----------
Net unrealized appreciation (depreciation) ..    $ 90,112,296    $  602,991,290    $(1,102,422)
                                                 ============    ==============    ===========

                                                   FRANKLIN
                                                    GLOBAL          FRANKLIN      FRANKLIN GROWTH
                                                COMMUNICATIONS   GLOBAL HEALTH     OPPORTUNITIES
                                                     FUND           CARE FUND           FUND
                                                --------------   --------------   ---------------
Cost of investments .........................     $80,171,936     $118,512,847      $262,124,127
                                                  ===========     ============      ============
Unrealized appreciation .....................     $26,236,421     $ 28,849,966      $ 62,112,208
Unrealized depreciation .....................      (8,577,615)      (7,625,595)      (19,342,817)
                                                  -----------     ------------      ------------
Net unrealized appreciation (depreciation) ..     $17,658,806     $ 21,224,371      $ 42,769,391
                                                  ===========     ============      ============


                    54 | Quarterly Statements of Investments

Franklin Strategic Series

3. INCOME TAXES (CONTINUED)

                                                     FRANKLIN         FRANKLIN          FRANKLIN
                                                NATURAL RESOURCES     SMALL CAP      SMALL-MID CAP
                                                      FUND           GROWTH FUND      GROWTH FUND
                                                -----------------   -------------   ----------------
Cost of investments .........................     $ 708,831,636     $ 533,668,567    $4,633,304,662
                                                  -------------     -------------    --------------
Unrealized appreciation .....................     $ 253,083,377     $ 127,880,270    $1,008,811,812
Unrealized depreciation .....................       (46,570,764)     (104,218,533)     (595,858,035)
                                                  -------------     -------------    --------------
Net unrealized appreciation (depreciation) ..     $ 206,512,613     $  23,661,737    $  412,953,777
                                                  =============     =============    ==============

                                                    FRANKLIN
                                                STRATEGIC INCOME      FRANKLIN
                                                      FUND         TECHNOLOGY FUND
                                                ----------------   -------------
Cost of investments .........................    $3,414,832,042      $52,491,212
                                                 --------------      -----------
Unrealized appreciation .....................    $   53,030,321      $ 7,819,806
Unrealized depreciation .....................      (181,215,390)      (3,103,612)
                                                 --------------      -----------
Net unrealized appreciation (depreciation) ..    $ (128,185,069)     $ 4,716,194
                                                 ==============      ===========

4. FORWARD EXCHANGE CONTRACTS

At July 31, 2008, the Franklin Strategic Income Fund had the following forward exchange contracts outstanding:

                                                    CONTRACT       SETTLEMENT   UNREALIZED    UNREALIZED
                                                   AMOUNT(a)          DATE         GAIN          LOSS
                                               -----------------   ----------   ----------   -----------
CONTRACTS TO BUY
     23,099,600   Swiss Franc ...............     20,000,000        10/24/08    $2,064,984   $        --
      7,625,100   Swiss Franc ...............      7,000,000         1/22/09       290,630            --
     10,191,000   Euro ......................     15,829,680         3/04/09            --      (115,848)
      5,000,000   U.S. Dollar ...............      3,251,356 EUR     7/10/09        13,395            --
CONTRACTS TO SELL
     35,638,464   Mexican Peso ..............  1,620,480,980 CLP     9/15/08            --      (323,101)
     55,719,530   Mexican Peso ..............    199,888,242 INR    10/20/08            --      (838,640)
     44,379,630   Mexican Peso ..............    499,350,721 KZT     1/16/09            --      (193,400)
     73,468,367   Mexican Peso ..............    255,905,014 INR     1/27/09            --    (1,240,265)
 27,622,500,000   South Korean Won ..........     31,831,225 CHF     2/13/09     3,309,187            --
     63,268,687   Mexican Peso ..............      5,622,884         2/27/09            --      (483,782)
     59,280,000   Euro ......................     88,755,794         3/04/09            --    (2,649,953)
      9,880,000   Euro ......................  1,503,587,800 JPY     3/05/09            --    (1,111,946)
      9,880,000   Euro ......................  1,519,524,240 JPY     3/09/09            --      (955,950)
     29,200,000   Euro ......................     44,548,980         3/16/09            --      (450,529)
      9,600,000   Euro ......................  1,485,984,000 JPY     4/06/09            --      (796,222)
    169,061,600   Mexican Pes ...............     15,313,551         4/07/09            --      (911,906)
      2,848,160   U.S.  Dollar ..............    358,198,842 KZT     4/17/09        84,157            --


                    Quarterly Statements of Investments | 55

Franklin Strategic Series

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                    CONTRACT       SETTLEMENT   UNREALIZED    UNREALIZED
                                                   AMOUNT(a)          DATE         GAIN          LOSS
                                               -----------------   ----------   ----------   -----------
CONTRACTS TO SELL (CONTINUED)
      4,400,000   Euro ......................    696,850,000 JPY     4/23/09    $       --   $  (204,317)
     13,820,000   Euro ......................     21,615,586         4/23/09       355,127            --
  9,915,000,000   South Korean Won ..........     10,036,146 CHF     4/24/09            --      (124,077)
     22,688,628   Mexican Peso ..............     88,338,174 INR     5/15/09            --      (154,121)
     24,100,000   Euro ......................     37,073,512         5/29/09        51,227            --
 10,370,000,000   South Korean Won ..........     10,454,683 CHF     6/02/09            --      (157,437)
      8,115,000   British Pound Sterling ....     50,201,013 MYR     6/03/09            --      (320,541)
     24,100,000   Euro ......................     36,719,965         6/03/09            --      (295,154)
     32,340,000   Euro ......................     66,445,764 SGD     6/03/09            --      (445,182)
  4,042,731,000   South Korean Won ..........      4,026,223 CHF     6/11/09            --      (107,639)
      2,090,331   Euro ......................     10,431,379 MYR     6/12/09            --        (2,709)
     95,141,931   Mexican Peso ..............  4,303,650,105 CLP     6/12/09            --      (723,259)
      2,741,568   Euro ......................     13,615,995 MYR     6/15/09            --       (23,080)
     13,542,000   Euro ......................     20,710,912         6/15/09            --       (78,548)
      5,434,859   Euro ......................     26,902,552 MYR     6/16/09            --       (72,969)
    997,100,000   South Korean Won ..........        994,266 CHF     6/18/09            --       (25,144)
     85,260,441   Mexican Peso ..............    187,895,953 RUB     7/01/09            --      (209,777)
  5,145,000,000   South Korean Won ..........      5,216,995 CHF     7/09/09            --       (43,395)
  1,521,000,000   South Korean Won ..........      1,531,876 CHF     7/24/09            --       (22,077)
Unrealized gain (loss) on offsetting forward exchange contracts                         --      (132,726)
                                                                                ----------   -----------
   Unrealized gain (loss) on forward exchange contracts                          6,168,707   (13,213,694)
                                                                                ----------   -----------
      Net unrealized gain (loss) on forward exchange  contracts                              $(7,044,987)
                                                                                             ===========


(a)  In U.S. dollars unless otherwise indicated.

CURRENCY ABBREVIATIONS
CHF - Swiss Franc
CLP - Chilean Peso
EUR - Euro
INR - Indian Rupee
JPY - Japanese Yen
KZT - Kazakhstani Tenge
MYR - Malaysian Ringit
RUB - Russian Ruble
SGD - Singapore Dollar


                    56 | Quarterly Statements of Investments

Franklin Strategic Series

5. RESTRICTED SECURITIES

At July 31, 2008, the following funds held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

SHARES/                                                       ACQUISITION
WARRANTS    ISSUER                                               DATES           COST           VALUE
--------    ------                                            ------------   ------------   ------------
FRANKLIN BIOTECHNOLOGY DISCOVERY FUND
1,128,271   Fibrogen Inc., pfd., E ........................     5/19/00      $ 5,065,937     $ 6,656,799
                                                                                             ===========
            TOTAL RESTRICTED SECURITIES (1.73% of Net
               Assets)
FRANKLIN FLEX CAP GROWTH FUND
   36,443   Anda Networks .................................     3/24/00      $ 2,000,000     $    68,877
2,227,171   Fibrogen Inc., pfd., E ........................     5/19/00        9,999,998      13,140,309
                                                                                             -----------
            TOTAL RESTRICTED SECURITIES (0.47% of Net
               Assets) ....................................                                  $13,209,186
                                                                                             ===========
FRANKLIN GLOBAL COMMUNICATIONS FUND
  124,248   Dilithium Networks Inc., depository receipt,
               D, pfd., 144A, PIPES .......................     7/13/06      $   289,500     $   428,655
                                                                                             ===========
            TOTAL RESTRICTED SECURITIES (0.44% of Net
               Assets)
FRANKLIN GROWTH OPPORTUNITIES FUND
  374,806   Dilithium Networks Inc., depository receipt,
               D, pfd., 144A, PIPES .......................     7/13/06      $   873,300     $ 1,293,081
                                                                                             ===========
            TOTAL RESTRICTED SECURITIES (0.43% of Net
               Assets)
FRANKLIN NATURAL RESOURCES FUND
  199,375   Energy Coal Resources, 144A ...................     11/16/05-
                                                                5/05/06      $ 3,118,103     $ 3,712,362
  333,000   Northern Oil & Gas Inc., 144A .................     6/09/08        2,997,000       2,356,308
                                                                                             -----------
            TOTAL RESTRICTED SECURITIES (0.67% of Net
               Assets) ....................................                                  $ 6,068,670
                                                                                             ===========
FRANKLIN SMALL CAP GROWTH FUND
  257,100   Impax Laboratories Inc. .......................     10/29/04     $ 3,097,109     $ 1,828,495
                                                                                             ===========
            TOTAL RESTRICTED SECURITIES (0.33% of Net
               Assets)
FRANKLIN SMALL-MID CAP GROWTH FUND
   91,107   Anda Networks .................................     3/24/00      $ 5,000,000     $   172,192
1,792,573   Foveon Inc., cvt. pfd., D, 144A ...............     4/08/02       13,999,995              --
2,597,593   Foveon Inc., cvt. pfd., E, 144A ...............     5/31/05        2,635,024         864,063
4,569,500   TeleCorp PCS Inc., Escrow Account .............    12/15/06               --              --
                                                                                             -----------
            TOTAL RESTRICTED SECURITIES (0.02% of Net
               Assets) .....................................                                 $ 1,036,255
                                                                                             ===========
FRANKLIN STRATEGIC INCOME FUND
  516,372   Cambridge Industries Liquidating Trust
               Interest ....................................    1/09/02      $        --     $     4,544
   64,666   VS Holdings Inc. ..............................    12/06/01           64,666              --
                                                                                             -----------
            TOTAL RESTRICTED SECURITIES (0.00%(a) of Net
               Assets) ....................................                                  $     4,544
                                                                                             ===========

(a)  Rounds to less than 0.01% of net assets.


                    Quarterly Statements of Investments | 57

Franklin Strategic Series

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Franklin Biotechnology Discovery Fund and the Franklin Small-Mid Cap Growth Fund for the three months ended July 31, 2008, were as shown below.


                                         NUMBER OF                           NUMBER OF
                                        SHARES HELD                         SHARES HELD                              REALIZED
                                       AT BEGINNING    GROSS      GROSS       AT END        VALUE AT    INVESTMENT   CAPITAL
NAME OF ISSUER                          OF PERIOD    ADDITIONS  REDUCTIONS   OF PERIOD   END OF PERIOD    INCOME    GAIN (LOSS)
--------------                         ------------  ---------  ----------  -----------  -------------  ----------  -----------
FRANKLIN BIOTECHNOLOGY DISCOVERY FUND
NON-CONTROLLED AFFILIATES
MacroChem Corp. .....................     2,250,000     --              --    2,250,000  $    315,000     $     --   $       --
MacroChem Corp., wts.,
   PIPES, 144A, 2/01/49 .............       675,000     --              --      675,000            --           --           --
                                                                                         -------------    --------  -----------
TOTAL AFFILIATED SECURITIES
  (0.08% of Net Assets) ............                                                     $    315,000     $     --   $       --
                                                                                         =============    ========  ===========
FRANKLIN SMALL-MID CAP GROWTH FUND
NON-CONTROLLED AFFILIATES
American Medical Systems
   Holdings Inc. ....................     3,689,900     --              --    3,689,900  $ 60,772,653     $     --   $       --
Force Protection Inc.,
   144A, PIPES ......................     3,734,600     --       3,734,600           --            (a)          --           --
FormFactor Inc. .....................     3,689,300     --              --    3,689,300    64,193,820           --           --
Microsemi Corp. .....................     5,007,300     --              --    5,007,300   129,989,508           --           --
Orbital Sciences Corp. ..............     3,420,100     --         561,600    2,858,500            (a)          --           --
Silicon Laboratories
   Inc. .............................     3,561,500     --       1,137,600    2,423,900    79,285,769           --    2,113,158
The Men's Wearhouse
   Inc. .............................     3,301,000     --              --    3,301,000    65,722,910       231,070          --
Wolverine World Wide
   Inc. .............................     3,792,210     --         405,078    3,387,132    90,538,039       417,143   (1,488,232)
                                                                                         -------------    --------    -----------
TOTAL AFFILIATED SECURITIES
   (9.94% of Net Assets) ............                                                    $490,502,699     $ 648,213  $   624,926
                                                                                         ============     ========= =============

(a)    As of July 31, 2008, no longer an affiliate.

7. OTHER CONSIDERATIONS

Officers, directors or employees of the Franklin Natural Resources Fund Investment Manager, may serve from time to time as members of bondholders' steering committees, official creditors' committees, or boards of directors of companies in which the fund invests. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund's policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.


                     58| Quarterly Statements of Investments

Franklin Strategic Series

8. FAIR VALUE MEASUREMENTS

The Funds adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on May 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Funds have determined that the implementation of SFAS 157 did not have a material impact on the Funds' financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2008 in valuing the Funds' assets and liabilities carried at fair value:

                                         LEVEL 1         LEVEL 2       LEVEL 3           TOTAL
                                      ---------------   ----------   ------------   ---------------
FRANKLIN BIOTECHNOLOGY DISCOVERY
FUND
   ASSETS:
     Investments in Securities         $  386,065,746   $1,025,591    $ 6,656,799    $  393,748,136
FRANKLIN FLEX CAP GROWTH FUND
   ASSETS:
     Investments in Securities         $2,769,489,570   $       --    $13,209,186    $2,782,698,756
FRANKLIN FOCUSED CORE EQUITY FUND
   ASSETS:
     Investments in Securities         $    4,748,390   $       --    $        --    $    4,748,390
FRANKLIN GLOBAL COMMUNICATIONS FUND
   ASSETS:
     Investments in Securities         $   97,402,087   $       --    $   428,655    $   97,830,742
FRANKLIN GLOBAL HEALTH CARE FUND
   ASSETS:
     Investments in Securities         $  139,737,218   $       --    $        --    $  139,737,218


                    Quarterly Statements of Investments | 59

Franklin Strategic Series

8.   FAIR VALUE MEASUREMENTS (CONTINUED)

                                           LEVEL 1          LEVEL 2        LEVEL 3         TOTAL
                                       --------------   --------------   ----------   --------------
FRANKLIN GROWTH OPPORTUNITIES FUND
   ASSETS:
      Investments in Securities        $  303,600,437   $           --   $1,293,081   $  304,893,518
FRANKLIN NATURAL RESOURCES FUND
   ASSETS:
      Investments in Securities        $  909,275,579   $           --   $6,068,670   $  915,344,249
FRANKLIN SMALL CAP GROWTH FUND
   ASSETS:
      Investments in Securities        $  552,563,809   $    2,938,000   $1,828,495   $  557,330,304
FRANKLIN SMALL-MID CAP GROWTH FUND
   ASSETS:
      Investments in Securities        $4,940,833,184   $  104,389,000   $1,036,255   $5,046,258,439
FRANKLIN STRATEGIC INCOME FUND
   ASSETS:
      Investments in Securities        $  177,244,746   $3,109,397,683   $    4,544   $3,286,646,973
      Other Financial Instruments(a)               --        6,168,707           --        6,168,707
   LIABILITIES:
      Other Financial Instruments(a)               --       13,246,967           --       13,246,967
FRANKLIN TECHNOLOGY FUND
   ASSETS:
      Investments in Securities        $   57,207,406   $            --  $       --   $   57,207,406

(a) Other financial instruments may include net unrealized appreciation (depreciation) of futures, forward exchange contracts, swaps, and unfunded loan commitments.

At July 31, 2008, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the Funds' fair value, were as follows:

                                                                 FRANKLIN         FRANKLIN
                                                               BIOTECHNOLOGY       FLEX CAP
                                                              DISCOVERY FUND      GROWTH FUND
                                                              INVESTMENTS IN    INVESTMENTS IN
                                                                SECURITIES        SECURITIES
                                                             ----------------   --------------
Beginning Balance - May 1, 2008 ..........................      $6,679,166        $13,209,186
   Net realized gain (loss) ..............................           2,796                 --
   Net change in unrealized appreciation (depreciation) ..         (22,367)                --
   Net purchases (sales) .................................          (2,796)                --
   Transfers in and/or out of Level 3 ....................              --                 --
                                                                ----------        -----------
Ending Balance ...........................................      $6,656,799        $13,209,186
                                                                ==========        ===========
Net change in unrealized appreciation (depreciation)
   attributable to assets still held at end of period ....      $       --        $        --
                                                                ==========        ===========


                    60 | Quarterly Statements of Investments

Franklin Strategic Series

8.   FAIR VALUE MEASUREMENTS (CONTINUED)

                                                                                   FRANKLIN
                                                              FRANKLIN GLOBAL       GROWTH
                                                              COMMUNICATIONS    OPPORTUNITIES
                                                                   FUND              FUND
                                                              INVESTMENTS IN    INVESTMENTS IN
                                                                SECURITIES        SECURITIES
                                                             ----------------   --------------
Beginning Balance - May 1, 2008 ..........................       $428,655         $1,293,081
   Net realized gain (loss) ..............................             --                 --
   Net change in unrealized appreciation (depreciation) ..             --                 --
   Net purchases (sales) .................................             --                 --
   Transfers in and/or out of Level 3 ....................             --                 --
                                                                 --------         ----------
Ending Balance ...........................................       $428,655         $1,293,081
                                                                 ========         ==========
Net change in unrealized appreciation (depreciation)
   attributable to assets still held at end of period ....       $     --         $       --
                                                                 ========         ==========

                                                                                   FRANKLIN
                                                             FRANKLIN NATURAL      SMALL CAP
                                                              RESOURCES FUND      GROWTH FUND
                                                              INVESTMENTS IN      INVESTMENTS
                                                                SECURITIES       IN SECURITIES
                                                             ----------------   --------------
Beginning Balance - May 1, 2008 ..........................      $3,339,531        $       --
   Net realized gain (loss) ..............................             --                 --
   Net change in unrealized appreciation (depreciation) ..        (267,861)         (549,680)
   Net purchases (sales) .................................       2,997,000                --
   Transfers in and/or out of Level 3 ....................              --         2,378,175
                                                                ----------        ----------
Ending Balance ...........................................      $6,068,670        $1,828,495
                                                                ==========        ==========
Net change in unrealized appreciation (depreciation)
   attributable to assets still held at end of period ....      $ (267,861)       $ (549,680)
                                                                ==========        ==========

                                                                 FRANKLIN          FRANKLIN
                                                               SMALL-MID CAP       STRATEGIC
                                                                GROWTH FUND      INCOME FUND
                                                              INVESTMENTS IN    INVESTMENTS IN
                                                                SECURITIES        SECURITIES
                                                             ----------------   --------------
Beginning Balance - May 1, 2008                                 $ 3,012,662         $ 3,873
   Net realized gain (loss)                                              --              --
   Net change in unrealized appreciation (depreciation)          (1,976,407)            671
   Net purchases (sales)                                                 --              --
   Transfers in and/or out of Level 3                                    --              --
                                                                -----------         -------
Ending Balance                                                  $ 1,036,255         $ 4,544
                                                                ===========         =======
Net change in unrealized appreciation (depreciation)
   attributable to assets still held at end of period           $(1,976,407)        $   671
                                                                ===========         =======


                    Quarterly Statements of Investments | 61

Franklin Strategic Series

9.   NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Funds are currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

                    62 | Quarterly Statements of Investments




Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and
Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By /s/ GALEN G. VETTER
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date    September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ GALEN G. VETTER
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date    September 26, 2008


By /s/ LAURA F. FERGERSON
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date    September 26, 2008






                                  Exhibit A




I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN STRATEGIC SERIES;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

9/26/2008


/s/ GALEN G. VETTER

Galen G. Vetter
Chief Executive Officer - Finance and Administration





I, Laura F. Fergerson, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN STRATEGIC SERIES;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

9/26/2008


/s/ LAURA F. FERGERSON

Laura F. Fergerson
Chief Financial Officer and Chief Accounting Officer